UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 58.5%
Aerospace & Defense — 1.8%
6,800	Honeywell International, Inc.	$394,672
10,400	Lockheed Martin Corp.	856,128
16,700	Raytheon Co.	801,433
800	The Boeing Co.	59,344

		2,111,577

Air Freight & Logistics — 0.0%
600	United Parcel Service, Inc. Class B	45,390

Auto Components — 0.2%
3,700	Autoliv, Inc.	233,433

Automobiles — 0.2%
16,100	Ford Motor Co.	199,962

Beverages — 1.6%
9,900	PepsiCo, Inc.	650,133
19,300	The Coca-Cola Co.	1,303,329

		1,953,462

Biotechnology — 0.3%
3,300	Amgen, Inc.	224,103
1,500	Celgene Corp.*	109,050

		333,153

Building Products — 0.1%
6,600	Masco Corp.	79,662

Capital Markets — 1.3%
5,000	BlackRock, Inc.	910,000
20,800	Federated Investors, Inc. Class B(a)	355,264
1,300	Greenhill & Co., Inc.	60,528
10,500	Morgan Stanley	195,825
1,400	The Bank of New York Mellon Corp.	28,182

		1,549,799

Chemicals — 1.5%
300	CF Industries Holdings, Inc.	53,214
12,200	E.I. du Pont de Nemours and Co.	620,858
2,800	RPM International, Inc.	70,084
32,000	The Dow Chemical Co.	1,072,320

		1,816,476

Commercial Banks — 1.3%
1,300	M&T Bank Corp.	103,662
3,200	PNC Financial Services Group, Inc.	188,544
6,000	U.S. Bancorp	169,320
28,164	Valley National Bancorp	335,715
28,200	Wells Fargo & Co.	823,722

		1,620,963

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 1.0%
33,000	Pitney Bowes, Inc.	$626,010
25,600	R.R. Donnelley & Sons Co.(a)	290,816
9,200	Waste Management, Inc.	319,792

		1,236,618

Communications Equipment — 1.8%
48,000	Cisco Systems, Inc.	942,240
1,200	F5 Networks, Inc.*	143,688
17,700	QUALCOMM, Inc.	1,041,114

		2,127,042

Computers & Peripherals — 2.6%
4,500	Apple, Inc.*(b)	2,054,160
24,000	Hewlett-Packard Co.	671,520
16,600	Seagate Technology PLC	350,924

		3,076,604

Distributors — 0.1%
1,900	Genuine Parts Co.	121,182

Diversified Consumer Services — 0.2%
18,000	H&R Block, Inc.	294,480

Diversified Financial Services — 2.0%
31,600	Bank of America Corp.	225,308
10,131	Citigroup, Inc.	311,224
42,200	JPMorgan Chase & Co.	1,574,060
9,200	NYSE Euronext	244,352

		2,354,944

Diversified Telecommunication Services — 1.9%
37,750	AT&T, Inc.	1,110,228
23,000	CenturyLink, Inc.	851,690
74,900	Frontier Communications Corp.(a)	320,572

		2,282,490

Electric Utilities — 1.6%
1,600	American Electric Power Co., Inc.	63,296
23,100	Duke Energy Corp.	492,261
11,900	Exelon Corp.	473,382
1,500	FirstEnergy Corp.	63,330
1,600	Pepco Holdings, Inc.	31,456
12,100	PPL Corp.	336,259
11,300	The Southern Co.	514,828

		1,974,812

Electrical Equipment — 0.4%
6,900	Emerson Electric Co.	354,522
1,700	Rockwell Automation, Inc.	132,379

		486,901

Electronic Equipment, Instruments & Components — 0.7%
19,400	Corning, Inc.	249,678
24,800	Molex, Inc. Class A	542,872

		792,550

Energy Equipment & Services — 1.0%
1,000	Baker Hughes, Inc.	49,130
6,100	Halliburton Co.	224,358
1,300	National-Oilwell Varco, Inc.	96,174
10,900	Schlumberger Ltd.	819,353

		1,189,015

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — 1.1%
3,400	CVS Caremark Corp.	$141,950
12,100	SUPERVALU, Inc.(a)	83,611
12,300	Sysco Corp.	370,353
8,981	Wal-Mart Stores, Inc.	551,074
4,600	Walgreen Co.	153,456

		1,300,444

Food Products — 0.6%
2,200	Archer-Daniels-Midland Co.	62,986
15,000	ConAgra Foods, Inc.	400,050
3,300	General Mills, Inc.	131,439
1,300	Kellogg Co.	64,376
2,600	Sara Lee Corp.	49,790

		708,641

Health Care Equipment & Supplies — 0.7%
200	Intuitive Surgical, Inc.*	91,982
13,800	Medtronic, Inc.	532,266
4,900	St. Jude Medical, Inc.	204,379

		828,627

Health Care Providers & Services — 1.0%
1,600	Aetna, Inc.	69,920
14,000	UnitedHealth Group, Inc.	725,060
5,600	WellPoint, Inc.	360,192

		1,155,172

Hotels, Restaurants & Leisure — 1.3%
10,700	Carnival Corp.	323,140
6,100	McDonald’s Corp.	604,205
3,100	Starbucks Corp.	148,583
3,800	Wynn Resorts Ltd.	437,874

		1,513,802

Household Durables — 0.5%
23,100	Leggett & Platt, Inc.	495,726
1,100	Whirlpool Corp.	59,752

		555,478

Household Products — 1.3%
1,700	Colgate-Palmolive Co.	154,224
12,200	Kimberly-Clark Corp.	873,032
2,000	The Clorox Co.	137,320
6,000	The Procter & Gamble Co.	378,240

		1,542,816

Independent Power Producers & Energy Traders — 0.1%
2,500	Constellation Energy Group, Inc.	91,075

Industrial Conglomerates — 1.3%
3,000	3M Co.	260,130
72,300	General Electric Co.	1,352,733

		1,612,863

Shares	Description	Value
Common Stocks — (continued)
Insurance — 1.7%
4,800	Aflac, Inc.	$231,504
3,500	Arthur J. Gallagher & Co.	116,690
1,500	Berkshire Hathaway, Inc. Class B*	117,555
3,600	Fidelity National Financial, Inc. Class A	65,484
11,600	Mercury General Corp.	506,920
5,800	MetLife, Inc.	204,914
23,200	Old Republic International Corp.	229,216
9,900	Prudential Financial, Inc.	566,676
1,100	The Travelers Cos., Inc.	64,130

		2,103,089

Internet & Catalog Retail* — 0.3%
1,500	Amazon.com, Inc.	291,660
100	Priceline.com, Inc.	52,948

		344,608

Internet Software & Services* — 0.4%
1	AOL, Inc.	16
900	Google, Inc. Class A	522,099

		522,115

IT Services — 1.9%
13,100	Accenture PLC Class A	751,154
13,400	Automatic Data Processing, Inc.	734,052
3,200	International Business Machines Corp.	616,320
100	MasterCard, Inc. Class A	35,557
1,000	Visa, Inc. Class A	100,640

		2,237,723

Leisure Equipment & Products — 0.2%
7,400	Mattel, Inc.	229,400

Life Sciences Tools & Services* — 0.1%
4,400	Agilent Technologies, Inc.	186,868

Machinery — 1.2%
2,200	Caterpillar, Inc.	240,064
5,800	Deere & Co.	499,670
14,800	Eaton Corp.	725,644

		1,465,378

Media — 1.6%
4,100	CBS Corp. Class B	116,768
27,900	DISH Network Corp. Class A	778,968
5,500	Gannett Co., Inc.	77,935
12,000	The Interpublic Group of Cos., Inc.	123,960
19,400	Thomson Reuters Corp.	533,306
900	Time Warner Cable, Inc.	66,348
6,901	Time Warner, Inc.	255,751

		1,953,036

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 1.2%
800	Cliffs Natural Resources, Inc.	$57,800
9,300	Freeport-McMoRan Copper & Gold, Inc.	429,753
400	Newmont Mining Corp.	24,592
2,300	Royal Gold, Inc.	175,122
22,240	Southern Copper Corp.	771,506

		1,458,773

Multi-Utilities — 0.4%
6,600	Ameren Corp.	208,824
1,600	CenterPoint Energy, Inc.	29,552
2,400	Integrys Energy Group, Inc.	124,584
4,400	Public Service Enterprise Group, Inc.	133,496

		496,456

Oil, Gas & Consumable Fuels — 6.3%
5,500	Arch Coal, Inc.	79,365
18,514	Chevron Corp.	1,908,423
8,500	ConocoPhillips	579,785
35,703	Exxon Mobil Corp.	2,989,769
4,750	Marathon Petroleum Corp.	181,545
9,900	Occidental Petroleum Corp.	987,723
23,100	The Williams Cos., Inc.	665,742
8,800	Valero Energy Corp.	211,112

		7,603,464

Paper & Forest Products — 0.3%
10,200	International Paper Co.	317,628

Personal Products — 0.2%
13,300	Avon Products, Inc.	236,341

Pharmaceuticals — 4.3%
27,400	Bristol-Myers Squibb Co.	883,376
23,900	Eli Lilly & Co.	949,786
27,100	Johnson & Johnson	1,786,161
30,000	Merck & Co., Inc.	1,147,800
21,600	Pfizer, Inc.	462,240

		5,229,363

Real Estate Investment Trusts — 1.2%
800	American Tower Corp.	50,808
1,100	HCP, Inc.	46,233
14,400	Host Hotels & Resorts, Inc.	236,448
11,949	ProLogis, Inc.	378,903
2,100	Public Storage	291,606
2,700	Simon Property Group, Inc.	366,822
400	Ventas, Inc.	23,324
1	Vornado Realty Trust	81

		1,394,225

Road & Rail — 0.4%
6,300	CSX Corp.	142,065
2,100	Norfolk Southern Corp.	151,620
1,500	Union Pacific Corp.	171,465

		465,150

Semiconductors & Semiconductor Equipment — 1.9%
10,400	Applied Materials, Inc.	127,712
55,800	Intel Corp.	1,474,236
13,300	Intersil Corp. Class A	149,758

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
3,200	Maxim Integrated Products, Inc.	$85,888
13,800	Microchip Technology, Inc.	509,358

		2,346,952

Software — 2.0%
70,640	Microsoft Corp.	2,085,999
12,700	Oracle Corp.	358,140

		2,444,139

Specialty Retail — 1.4%
5,300	American Eagle Outfitters, Inc.	74,677
19,700	Limited Brands, Inc.	824,642
13,700	RadioShack Corp.	98,366
15,000	The Home Depot, Inc.	665,850

		1,663,535

Textiles, Apparel & Luxury Goods — 0.3%
4,000	Coach, Inc.	280,200
600	NIKE, Inc. Class B	62,394
200	VF Corp.	26,298

		368,892

Thrifts & Mortgage Finance — 0.5%
43,600	New York Community Bancorp, Inc.	553,284

Tobacco — 1.2%
34,800	Altria Group, Inc.	988,320
1,300	Philip Morris International, Inc.	97,201
7,800	Reynolds American, Inc.	305,994

		1,391,515

TOTAL COMMON STOCKS		$70,201,367

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 9.9%
Banks — 2.9%
Astoria Financial Corp.(c)
$150,000	5.750%	10/15/12	$152,237
Bank of America Corp.
50,000	3.625	03/17/16	49,083
25,000	5.875	01/05/21	25,652
25,000	5.000	05/13/21	24,453
225,000	5.700	01/24/22	234,551
Citigroup Capital XXI(c)(d)
132,000	8.300	12/21/57	133,980
Citigroup, Inc.
150,000	5.000	09/15/14	153,992
25,000	6.125	11/21/17	27,439
150,000	4.500	01/14/22	148,775
DnB NOR Boligkreditt AS(e)
300,000	2.100	10/14/15	299,886
Fifth Third Bancorp
125,000	3.625	01/25/16	130,728
HSBC Bank USA NA
100,000	6.000	08/09/17	106,700
ING Bank NV(e)
200,000	2.375	06/09/14	197,732
200,000	2.500	01/14/16	200,179

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Banks — (continued)
JPMorgan Chase & Co.
$75,000	6.300%	04/23/19	$86,489
JPMorgan Chase Capital XXV
75,000	6.800	10/01/37	75,375
Nordea Eiendomskreditt AS(e)
300,000	1.875	04/07/14	300,251
Resona Preferred Global Securities Ltd.(c)(d)(e)
150,000	7.191	07/30/49	154,302
Royal Bank of Scotland PLC(e)
100,000	4.875	08/25/14	100,969
Sparebank 1 Boligkreditt AS(e)
400,000	1.250	10/25/13	398,145
400,000	2.625	05/27/16	404,911
SunTrust Banks, Inc.(c)
75,000	3.600	04/15/16	77,629

			3,483,458

Brokerage — 0.3%
Merrill Lynch & Co., Inc.
50,000	6.400	08/28/17	53,213
Morgan Stanley & Co.(c)
200,000	6.625	04/01/18	208,310
75,000	5.500	07/28/21	73,640

			335,163

Chemicals(c) — 0.4%
Ecolab, Inc.
125,000	3.000	12/08/16	131,870
100,000	4.350	12/08/21	110,088
The Dow Chemical Co.
175,000	7.600	05/15/14	198,414

			440,372

Diversified Manufacturing(c)(e) — 0.1%
Xylem, Inc.
75,000	3.550	09/20/16	78,554

Electric(c) — 0.2%
Arizona Public Service Co.
100,000	5.800	06/30/14	110,230
Ipalco Enterprises, Inc.
50,000	5.000	05/01/18	49,312
PPL WEM Holdings PLC(e)
50,000	5.375	05/01/21	54,045
Puget Sound Energy, Inc.(d)
50,000	6.974	06/01/67	50,000

			263,587

Energy — 1.2%
Anadarko Petroleum Corp.(c)
125,000	6.375	09/15/17	147,784
BP Capital Markets PLC
50,000	3.200	03/11/16	53,208
150,000	4.500(c)	10/01/20	167,411
Dolphin Energy Ltd.(c)(e)
84,290	5.888	06/15/19	90,359
Gaz Capital SA for Gazprom(f)
130,000	9.250	04/23/19	159,250
Newfield Exploration Co.(c)
50,000	5.750	01/30/22	53,187

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Energy — (continued)
Nexen, Inc.(c)
$5,000	6.400%	05/15/37	$5,605
50,000	7.500	07/30/39	63,186
Petrobras International Finance Co.(c)
110,000	5.375	01/27/21	117,198
Plains Exploration & Production Co.(c)
100,000	7.625	06/01/18	107,500
Range Resources Corp.(c)
50,000	7.500	10/01/17	52,375
Transocean, Inc.(c)
275,000	6.500	11/15/20	304,011
Weatherford International Ltd.(c)
75,000	9.625	03/01/19	99,427

			1,420,501

Food & Beverage — 0.6%
Anheuser-Busch InBev Worldwide, Inc.(c)
175,000	7.750	01/15/19	229,393
Kraft Foods, Inc.
75,000	6.500	02/09/40	95,803
Pernod-Ricard SA(c)(e)
150,000	2.950	01/15/17	152,695
SABMiller Holdings, Inc.(c)(e)
100,000	2.450	01/15/17	102,153
150,000	3.750	01/15/22	156,150

			736,194

Health Care — Medical Products(c) — 0.0%
Community Health Systems, Inc.
45,000	8.875	07/15/15	46,575

Health Care — Pharmaceuticals(c) — 0.1%
Amgen, Inc.
125,000	3.875	11/15/21	130,176

Health Care — Services(c) — 0.1%
Cigna Corp.
50,000	2.750	11/15/16	50,760

Life Insurance(c) — 0.6%
MetLife, Inc.
150,000	4.750	02/08/21	165,363
Nationwide Financial Services, Inc.(e)
125,000	5.375	03/25/21	126,531
Prudential Financial, Inc.
175,000	4.500	11/15/20	183,397
Reinsurance Group of America, Inc.(d)
75,000	6.750	12/15/65	67,313
The Northwestern Mutual Life Insurance Co.(e)
100,000	6.063	03/30/40	122,777

			665,381

Media — Cable — 0.3%
Comcast Holdings Corp.
125,000	10.625	07/15/12	129,603
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.(c)
125,000	3.500	03/01/16	130,507
Virgin Media Finance PLC(c)
125,000	9.500	08/15/16	140,937

			401,047

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Media — Non Cable(c) — 0.2%
NBCUniversal Media LLC
$75,000	4.375%	04/01/21	$81,636
News America, Inc.
125,000	6.150	02/15/41	148,976
SGS International, Inc.
14,000	12.000	12/15/13	14,053

			244,665

Metals & Mining(c) — 0.3%
Freeport-McMoRan Copper & Gold, Inc.
125,000	8.375	04/01/17	131,562
Steel Dynamics, Inc.
100,000	7.750	04/15/16	104,250
Teck Resources Ltd.
100,000	10.750	05/15/19	121,750

			357,562

Noncaptive — Financial(c) — 0.2%
Capital One Capital III
75,000	7.686	08/15/36	75,375
Discover Financial Services
50,000	10.250	07/15/19	62,743
GE Capital Trust I(d)
74,000	6.375	11/15/67	73,630
SLM Corp.
75,000	6.250	01/25/16	77,226

			288,974

Packaging(c)(e) — 0.0%
Plastipak Holdings, Inc.
25,000	8.500	12/15/15	25,688

Paper(c) — 0.0%
Rock-Tenn Co.
25,000	5.625	03/15/13	25,688

Pipelines — 0.4%
El Paso Natural Gas Co.
75,000	7.500	11/15/26	87,678
Energy Transfer Partners LP(c)
150,000	5.200	02/01/22	158,367
Enterprise Products Operating LLC(c)(d)
100,000	8.375	08/01/66	108,000
Tennessee Gas Pipeline Co.
50,000	7.500	04/01/17	59,913
TransCanada PipeLines Ltd.(c)(d)
100,000	6.350	05/15/67	101,000

			514,958

Property/Casualty Insurance(c) — 0.4%
Endurance Specialty Holdings Ltd.
25,000	6.150	10/15/15	26,391
QBE Insurance Group Ltd.(d)(e)
225,000	5.647	07/01/23	202,237
The Chubb Corp.(d)
100,000	6.375	03/29/67	102,000
Transatlantic Holdings, Inc.
75,000	8.000	11/30/39	84,551

			415,179

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Real Estate Investment Trusts(c) — 0.5%
ERP Operating LP
$100,000	4.625%	12/15/21	$106,729
HCP, Inc.
75,000	6.000	01/30/17	83,668
50,000	5.375	02/01/21	54,953
Healthcare Realty Trust, Inc.
100,000	6.500	01/17/17	109,768
ProLogis(f)
75,000	1.875	11/15/37	74,250
Simon Property Group LP
100,000	10.350	04/01/19	141,514

			570,882

Schools(c) — 0.1%
Rensselaer Polytechnic Institute
150,000	5.600	09/01/20	168,318

Services Cyclical — Business Services(c) — 0.1%
ACCO Brands Corp.
125,000	10.625	03/15/15	138,750

Services Cyclical — Rental Equipment(c)(e) — 0.2%
Ashtead Capital, Inc.
100,000	9.000	08/15/16	104,750
RSC Equipment Rental/RSC Holdings Inc.
125,000	10.000	07/15/17	144,844

			249,594

Technology — Hardware(c) — 0.1%
Hewlett-Packard Co.
75,000	3.000	09/15/16	77,084

Telecommunications — Satellites(c)(e) — 0.1%
Intelsat Jackson Holdings SA
125,000	7.250	04/01/19	130,313

Tobacco — 0.1%
Altria Group, Inc.
75,000	9.700	11/10/18	102,489

Wirelines Telecommunications(c) — 0.4%
AT&T, Inc.
200,000	2.950	05/15/16	211,901
Frontier Communications Corp.
125,000	6.250	01/15/13	128,438
Verizon Communications, Inc.
150,000	3.500	11/01/21	156,546

			496,885

TOTAL CORPORATE OBLIGATIONS			$11,858,797

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 12.1%
Collateralized Mortgage Obligations — 2.2%
Adjustable Rate Non-Agency(d) — 1.4%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
$232,242	0.576%	08/25/35	$131,598
Countrywide Alternative Loan Trust Series 2005-38, Class A3
258,445	0.626	09/25/35	136,158
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
19,086	2.715	11/20/34	14,965
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
279,654	0.536	01/25/36	184,882
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
329,729	2.769	07/25/35	271,729
Merrill Lynch Alternative Note Asset Trust Series 2007-0AR3, Class A1
492,568	0.466	07/25/47	254,759
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
253,584	2.531	06/25/34	224,013
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
427,568	0.596	08/25/45	322,996
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
163,250	2.733	08/25/33	159,501

			1,700,601

Interest Only(g) — 0.0%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
7,682	5.500	06/25/33	371
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
20,087	5.250	07/25/33	1,917
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(d)(h)
45,860	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(d)(h)
59,574	0.000	08/25/33	—
FNMA REMIC Series 2004-47, Class EI(d)(h)
106,374	0.000	06/25/34	433
FNMA REMIC Series 2004-62, Class DI(d)(h)
53,331	0.000	07/25/33	152
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(d)
65,458	0.123	08/25/33	301
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(d)
23,294	0.320	07/25/33	184

			3,358

Inverse Floaters(d) — 0.1%
GNMA Series 2001-48, Class SA
12,855	25.546	10/16/31	20,998
GNMA Series 2001-51, Class SA
19,962	31.245	10/16/31	34,649
GNMA Series 2001-51, Class SB
25,050	25.546	10/16/31	42,150
GNMA Series 2002-13, Class SB
8,298	36.215	02/16/32	14,495

			112,292

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(d)(h) — 0.0%
FHLMC REMIC Series 3038, Class XA
$123	0.000%	09/15/35	$123

Sequential Fixed Rate — 0.7%
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
354,132	6.000	08/25/37	258,658
FHLMC Multifamily Structured Pass Through Certificates Series K705, Class A2
100,000	2.303	09/25/18	102,117
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
200,000	2.699	05/25/18	209,768
NCUA Guaranteed Notes Series 2010-C1, Class APT
192,837	2.650	10/29/20	202,419
NCUA Guaranteed Notes Series A4
100,000	3.000	06/12/19	108,102

			881,064

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$2,697,438

Federal Agencies — 9.9%
Adjustable Rate FHLMC(d) — 0.3%
$285,513	2.476%	08/01/35	$299,299

Adjustable Rate FNMA(d) — 0.6%
18,875	2.415	09/01/32	19,950
93,914	2.537	12/01/33	99,377
162,668	2.489	01/01/34	171,266
295,555	2.500	02/01/34	314,229
159,113	2.402	01/01/35	167,980

			772,802

Adjustable Rate GNMA(d) — 0.5%
13,082	2.375	06/20/23	13,386
6,082	1.625	07/20/23	6,212
6,359	1.625	08/20/23	6,495
16,299	1.625	09/20/23	16,649
5,004	2.375	03/20/24	5,116
42,766	2.375	04/20/24	43,821
5,225	2.375	05/20/24	5,352
44,659	2.375	06/20/24	45,881
11,512	1.625	07/20/24	11,771
12,004	2.000	07/20/24	12,452
21,415	1.625	08/20/24	21,901
10,952	2.000	08/20/24	11,377
10,227	1.625	09/20/24	10,460
12,812	2.125	11/20/24	13,297
4,908	2.125	12/20/24	5,094
6,876	2.500	12/20/24	7,274
8,363	2.375	01/20/25	8,683
4,369	2.375	02/20/25	4,538
15,325	2.375	05/20/25	15,936
11,363	2.000	07/20/25	11,808
5,935	2.375	02/20/26	6,081
306	1.625	07/20/26	314
16,260	2.375	01/20/27	16,832
5,916	2.375	02/20/27	6,074
45,023	2.375	04/20/27	46,265
5,114	2.375	05/20/27	5,255
4,622	2.375	06/20/27	4,750

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(d) — (continued)
$1,790	2.125%	11/20/27	$1,836
7,192	2.125	12/20/27	7,380
14,378	2.375	01/20/28	14,758
4,646	2.250	02/20/28	4,772
5,241	2.375	03/20/28	5,387
25,921	1.625	07/20/29	26,635
11,329	1.625	08/20/29	11,657
3,292	1.625	09/20/29	3,388
14,072	2.125	10/20/29	14,467
15,998	2.125	11/20/29	16,442
4,042	2.125	12/20/29	4,153
5,005	2.250	01/20/30	5,146
2,779	2.250	02/20/30	2,857
12,381	2.250	03/20/30	12,746
15,427	2.375	04/20/30	15,891
41,474	2.375	05/20/30	43,017
3,624	2.375	06/20/30	3,739
32,744	2.000	07/20/30	34,273
6,287	2.000	09/20/30	6,597
12,691	1.875	10/20/30	13,072

			611,287

FHLMC — 1.2%
20,796	8.000	07/01/15	22,246
3,819	7.000	12/01/15	3,984
26,819	6.500	07/01/16	28,946
52,307	7.000	04/01/31	60,530
134,485	7.000	07/01/32	155,340
185,956	6.500	04/01/34	210,082
389,355	5.500	02/01/38	422,807
81,762	5.500	04/01/38	88,787
453,514	5.500	08/01/38	491,864

			1,484,586

FNMA — 7.2%
98,422	2.800	03/01/18	103,882
396,568	3.740	05/01/18	438,570
110,000	3.840	05/01/18	121,147
300,000	4.506	06/01/19	339,054
98,752	3.416	10/01/20	106,277
98,791	3.632	12/01/20	107,625
296,401	3.763	12/01/20	325,178
106,826	5.500	09/01/23	116,345
50,257	5.500	10/01/23	54,843
449,313	5.500	05/01/25	489,554
24,704	7.000	11/01/30	27,722
53,940	7.500	03/01/31	62,481
138,749	6.000	11/01/35	154,285
342,745	5.000	01/01/39	371,691
39,168	4.500	04/01/39	42,477
80,670	4.500	07/01/39	87,688
61,790	4.500	08/01/39	67,358
184,853	4.500	10/01/39	201,512
77,551	4.500	12/01/39	84,540
115,130	4.500	01/01/40	125,505
118,778	5.000	02/01/41	129,022
101,924	5.000	05/01/41	110,243
684,275	5.000	10/01/41	744,926
994,792	4.000	11/01/41	1,055,178

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
	$1,000,000	3.000%	TBA — 15yr(i)	$1,042,500
	1,000,000	3.500	TBA — 30yr(i)	1,038,984
	1,000,000	4.000	TBA — 30yr(i)	1,057,031

				8,605,618

GNMA — 0.1%
	27,637	5.000	05/15/39	30,894
	51,609	5.000	06/15/39	57,691

				88,585

TOTAL FEDERAL AGENCIES				$11,862,177

TOTAL MORTGAGE-BACKED OBLIGATIONS				$14,559,615

Agency Debentures — 1.7%
FHLMC
	$100,000	0.500%	10/15/13	$100,351
EUR	100,000	4.375	01/15/14	136,964
	$500,000	1.000	03/08/17	499,610
	400,000	2.375	01/13/22	404,386
FNMA
	500,000	0.376	05/17/13(d)	501,302
	300,000	1.250	01/30/17	304,061
Tennessee Valley Authority(b)
	100,000	5.375	04/01/56	134,585

TOTAL AGENCY DEBENTURES				$2,081,259

Asset-Backed Securities — 3.5%
Collateralized Loan Obligations(d) — 2.3%
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(e)
	$431,643	0.813%	06/20/17	$410,715
Greywolf CLO Ltd. Series 2007-1A, Class A(e)
	490,916	0.716	02/18/21	449,993
Jasper CLO Ltd. Series 2005-1A, Class A(e)
	467,715	0.817	08/01/17	433,295
KKR Financial CLO Ltd. Series 2007-1A, Class A(e)
	841,287	0.807	05/15/21	764,332
Westchester CLO Ltd. Series 2007-1X, Class A1A
	854,363	0.772	08/01/22	764,734

				2,823,069

Home Equity — 0.3%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(d)(e)
	38,373	1.276	10/25/37	37,888
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(d)(e)
	120,000	1.526	10/25/37	91,256
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(d)(e)
	210,000	1.726	10/25/37	86,774
Countrywide Home Equity Loan Trust Series 2003-D, Class A(d)
	55,400	0.545	06/15/29	49,998
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(d)
	127,223	0.565	02/15/34	70,354
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	39,733	7.000	09/25/37	28,348
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	52,169	7.000	09/25/37	37,384

				402,002

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
	86,772	8.330	04/01/30	87,303

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan(d) — 0.8%
Brazos Higher Education Authority, Inc. Series 2010-1, Class A1
	$87,211	1.400%	05/25/29	$86,139
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
	300,000	1.306	02/25/30	291,645
Brazos Higher Education Authority, Inc. Series 2011-2, Class A2
	300,000	1.410	07/25/29	292,051
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
	271,276	1.456	02/25/42	262,251

				932,086

TOTAL ASSET-BACKED SECURITIES				$4,244,460

Foreign Debt Obligations — 0.8%
Sovereign — 0.6%
Mexico Cetes(h)
MXN	2,604,000	0.000%	03/08/12	$198,943
Republic of Colombia
	$100,000	6.125	01/18/41	120,750
Republic of South Africa
ZAR	1,115,000	6.750	03/31/21	133,486
	780,000	10.500	12/21/26	119,413
State of Qatar(e)
	$170,000	5.250	01/20/20	185,725

				758,317

Supranational — 0.2%
North American Development Bank
	200,000	4.375	02/11/20	224,023

TOTAL FOREIGN DEBT OBLIGATIONS				$982,340

Government Guarantee Obligations — 0.3%
Danske Bank AS(e)(j)
	$100,000	2.500%	05/10/12	$100,521
Israel Government AID Bond(k)
	200,000	5.500	09/18/23	256,360

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS — 0.3%				$356,881

Municipal Debt Obligations — 0.2%
California — 0.2%
California State GO Bonds Build America Taxable Series 2009
	$75,000	7.500%	04/01/34	$97,931
California State GO Bonds Build America Taxable Series 2010
	80,000	7.950	03/01/36	94,276

				192,207

Illinois — 0.0%
Illinois State GO Bonds Build America Series 2010
	50,000	7.350	07/01/35	57,932

TOTAL MUNICIPAL DEBT OBLIGATIONS				$250,139

Principal		Interest	Maturity
Amount		Rate	Date	Value
Structured Note(d) — 0.3%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
BRL	613,080	6.000%	08/15/40	$378,617

U.S. Treasury Obligations — 10.6%
United States Treasury Bonds
	$500,000	4.750%	02/15/41	$684,885
United States Treasury Inflation Protected Securities
	125,827	3.000	07/15/12	128,815
	123,179	1.875	07/15/13	129,666
	122,439	2.000	01/15/14	130,876
United States Treasury Notes
	400,000	1.000	03/31/12	400,580
	100,000	0.375	07/31/13	100,250
	1,900,000	0.250	10/31/13	1,901,292
	5,100,000	0.125	12/31/13	5,091,024
	1,300,000	0.625 (b)	07/15/14	1,311,726
	200,000	0.375	11/15/14	200,508
	100,000	0.250	12/15/14	99,895
	200,000	0.250	01/15/15	199,726
	1,200,000	1.375	12/31/18	1,212,468
	1,100,000	2.125	08/15/21	1,135,794

TOTAL U.S. TREASURY OBLIGATIONS				$12,727,505

Short-term Investment(l) — 5.0%
Repurchase Agreement — 5.0%
Joint Repurchase Agreement Account II
	$6,000,000	0.224%	02/01/12	$6,000,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE				$123,640,980

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(m) — 0.9%
Financial Square Money Market Fund
1,021,850	0.208%	$1,021,850

TOTAL INVESTMENTS — 103.8%		$124,662,830

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(4,570,402)

NET ASSETS — 100.0%		$120,092,428

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2012.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

(e) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,107,970, which represents approximately 5.1% of net assets as of January 31, 2012.

(f) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(i) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $3,138,515 which represents approximately 2.6% of net assets as of January 31, 2012.

(j) Guaranteed by a foreign government until maturity.

(k) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(l) Joint repurchase agreement was entered into on January 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

(m) Represents an affiliated issuer.

Currency Abbreviations:
BRL	— Brazilian Real
EUR	— Euro
MXN	— Mexican Peso
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2012, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Barclays Bank PLC	USD/ZAR	02/09/12	$235,138	$(13,609)
JPMorgan Securities, Inc.	USD/EUR	02/24/12	170,416	(3,494)
UBS AG (London)	USD/BRL	04/18/12	293,597	(10,425)

TOTAL				$(27,528)

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(4)	March 2013	$(994,950)	$(10,760)
S&P 500 E-Mini Index	19	March 2012	1,242,790	44,429
Ultra Long U.S. Treasury Bonds	13	March 2012	2,079,594	31,846
2 Year U.S. Treasury Notes	(4)	March 2012	(883,000)	(1,194)
5 Year U.S. Treasury Notes	41	March 2012	5,085,922	41,841
10 Year U.S. Treasury Notes	7	March 2012	925,750	14,066
30 Year U.S. Treasury Bonds	1	March 2012	145,437	2,199

TOTAL				$122,427

SWAP CONTRACTS — At January 31, 2012, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)(a)	Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Deutsche Bank Securities, Inc.	$1,300	06/20/19	3 month LIBOR	2.000%	$(36,654)	$(17,384)	$(19,270)
JPMorgan Securities, Inc.	500	06/20/17	3 month LIBOR	1.750	(15,150)	(7,199)	(7,951)
	200	06/20/27	2.750%	3 month LIBOR	8,789	3,581	5,208
	100	06/20/42	3 month LIBOR	2.750	(1,677)	(909)	(768)

TOTAL					$(44,692)	$(21,911)	$(22,781)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2012.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit		Upfront
		Notional	Received		Spread at		Payments
	Referenced	Amount	(Paid) by	Termination	January 31, 2012	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment
	Grade Index Series 16	$1,200	(1.000)%	06/20/14	69	$(10,174)	$(10,522)	$348
Deutsche Bank Securities, Inc.	iTraxx SovX Western
	Europe Index 6	260	(1.000)	12/20/16	339	26,107	27,944	(1,837)
JPMorgan Securities, Inc.	CDX North America Investment
	Grade Index Series 16	1,700	(1.000)	06/20/14	69	(14,414)	(16,680)	2,266
Morgan Stanley & Co.	CDX North America Investment
	Grade Index Series 16	2,100	(1.000)	06/20/14	69	(17,806)	(17,163)	(643)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment
	Grade Index Series 16	1,200	1.000	06/20/16	97	2,823	1,502	1,321
JPMorgan Securities, Inc.	CDX North America Investment
	Grade Index Series 16	325	1.000	06/20/16	97	765	1,034	(269)
Morgan Stanley & Co.	CDX North America Investment
	Grade Index Series 16	1,600	1.000	06/20/16	97	3,764	1,914	1,850

TOTAL						$(8,935)	$(11,971)	$3,036

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$116,104,996

Gross unrealized gain	10,326,115
Gross unrealized loss	(1,768,281)

Net unrealized security gain	$8,557,834

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Aerospace & Defense — 2.0%
29,559	Alliant Techsystems, Inc.	$1,756,100
58,518	BE Aerospace, Inc.*	2,469,460
3,831	L-3 Communications Holdings, Inc.	271,005
88,811	Northrop Grumman Corp.	5,155,478
31,162	United Technologies Corp.	2,441,543

		12,093,586

Air Freight & Logistics — 2.1%
6,531	C.H. Robinson Worldwide, Inc.	449,594
19,356	Expeditors International of Washington, Inc.	864,245
75,842	FedEx Corp.	6,938,785
59,862	United Parcel Service, Inc. Class B	4,528,560

		12,781,184

Automobiles — 0.1%
25,450	Thor Industries, Inc.	780,297

Beverages — 1.8%
2,218	Brown-Forman Corp. Class B	180,124
16,364	Coca-Cola Enterprises, Inc.	438,392
18,798	Constellation Brands, Inc. Class A*	392,878
29,223	Dr. Pepper Snapple Group, Inc.	1,134,437
23,343	Molson Coors Brewing Co. Class B	1,001,181
15,793	Monster Beverage Corp.*	1,650,526
24,758	PepsiCo., Inc.	1,625,858
63,362	The Coca-Cola Co.	4,278,836

		10,702,232

Biotechnology — 4.3%
39,070	Alexion Pharmaceuticals, Inc.*	2,999,013
47,853	Amgen, Inc.	3,249,697
67,050	Biogen Idec, Inc.*	7,906,536
17,880	Celgene Corp.*	1,299,876
189,721	Gilead Sciences, Inc.*	9,265,974
21,793	United Therapeutics Corp.*	1,071,780

		25,792,876

Building Products* — 0.2%
51,458	Fortune Brands Home & Security, Inc.	955,575

Capital Markets — 0.6%
1,499	Franklin Resources, Inc.	159,044
4,364	Greenhill & Co., Inc.	203,188
7,245	Raymond James Financial, Inc.	253,575
77,768	SEI Investments Co.	1,428,598
3,752	T. Rowe Price Group, Inc.	217,016
75,057	The Bank of New York Mellon Corp.	1,510,897

		3,772,318

Shares	Description	Value
Common Stocks — (continued)
Chemicals — 3.0%
12,143	Air Products & Chemicals, Inc.	$1,068,948
58,241	Airgas, Inc.	4,596,962
4,067	Ashland, Inc.	256,465
13,724	Cabot Corp.	496,809
26,953	CF Industries Holdings, Inc.	4,780,923
52,808	Eastman Chemical Co.	2,657,298
100,486	Huntsman Corp.	1,279,187
8,663	Intrepid Potash, Inc.*	206,959
37,408	The Scotts Miracle-Gro Co. Class A(a)	1,771,643
8,724	The Sherwin-Williams Co.	850,852

		17,966,046

Commercial Services & Supplies* — 0.1%
16,310	Copart, Inc.	767,222

Communications Equipment — 1.8%
386,797	Cisco Systems, Inc.	7,592,825
14,142	EchoStar Corp. Class A*	370,945
16,638	Juniper Networks, Inc.*	348,233
19,278	QUALCOMM, Inc.	1,133,932
22,859	Riverbed Technology, Inc.*	547,244
203,216	Tellabs, Inc.	772,221

		10,765,400

Computers & Peripherals — 9.7%
81,487	Apple, Inc.*	37,197,186
451,538	Dell, Inc.*	7,780,000
9,852	Hewlett-Packard Co.	275,659
50,975	Lexmark International, Inc. Class A	1,779,027
18,744	NetApp, Inc.*	707,399
127,980	QLogic Corp.*	2,216,614
5,471	SanDisk Corp.*	251,009
41,097	Seagate Technology PLC	868,791
205,201	Western Digital Corp.*	7,459,056

		58,534,741

Construction Materials — 0.0%
1,919	Martin Marietta Materials, Inc.	158,337

Consumer Finance — 0.6%
75,383	Capital One Financial Corp.	3,448,772

Containers & Packaging — 0.1%
9,670	Packaging Corp. of America	272,114
32,457	Sealed Air Corp.	646,868

		918,982

Distributors — 0.1%
7,550	Genuine Parts Co.	481,539

Diversified Consumer Services — 1.0%
31,190	Apollo Group, Inc. Class A*	1,634,668
55,857	Weight Watchers International, Inc.	4,252,393

		5,887,061

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services — 0.1%
3,334	CME Group, Inc.	$798,526

Diversified Telecommunication Services — 0.3%
53,092	AT&T, Inc.	1,561,436

Electric Utilities — 0.2%
34,175	Duke Energy Corp.	728,269
3,609	Entergy Corp.	250,393
2,544	ITC Holdings Corp.	187,518

		1,166,180

Electrical Equipment — 1.2%
85,189	Emerson Electric Co.	4,377,011
37,820	Rockwell Automation, Inc.	2,945,043

		7,322,054

Electronic Equipment, Instruments & Components* — 1.3%
59,008	Flextronics International Ltd.	405,385
294,908	Ingram Micro, Inc. Class A	5,597,354
155,781	Vishay Intertechnology, Inc.	1,912,990

		7,915,729

Energy Equipment & Services — 0.6%
12,259	Core Laboratories NV	1,302,274
21,353	Schlumberger Ltd.	1,605,105
8,772	SEACOR Holdings, Inc.*	802,901

		3,710,280

Food & Staples Retailing — 1.3%
37,354	Costco Wholesale Corp.	3,073,113
23,080	SUPERVALU, Inc.(a)	159,483
29,971	The Kroger Co.	712,111
122,102	Walgreen Co.	4,073,323

		8,018,030

Food Products — 2.5%
87,387	Archer-Daniels-Midland Co.	2,501,890
49,380	Bunge Ltd.	2,827,992
11,831	ConAgra Foods, Inc.	315,533
59,192	Dean Foods Co.*	636,906
22,400	Hormel Foods Corp.	644,672
9,821	Mead Johnson Nutrition Co.	727,638
54,045	Smithfield Foods, Inc.*	1,206,825
4,041	The Hershey Co.	246,824
335,031	Tyson Foods, Inc. Class A	6,244,978

		15,353,258

Health Care Equipment & Supplies — 1.9%
467,767	Boston Scientific Corp.*	2,787,891
147,818	CareFusion Corp.*	3,540,241
43,595	DENTSPLY International, Inc.	1,645,275
19,428	Hill-Rom Holdings, Inc.	641,318
4,258	IDEXX Laboratories, Inc.*	360,184
11,487	Sirona Dental Systems, Inc.*	555,397
29,454	St. Jude Medical, Inc.	1,228,527
6,656	Varian Medical Systems, Inc.*	438,431

		11,197,264

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services — 3.3%
84,189	Cardinal Health, Inc.	$3,622,652
111,124	Coventry Health Care, Inc.*	3,341,499
16,818	Health Net, Inc.*	634,711
85,789	Humana, Inc.	7,636,937
32,468	McKesson Corp.	2,653,285
5,873	Quest Diagnostics, Inc.	341,104
26,215	WellPoint, Inc.	1,686,149

		19,916,337

Hotels, Restaurants & Leisure — 1.5%
27,644	Carnival Corp.	834,849
5,429	Choice Hotels International, Inc.	197,290
74,951	Marriott International, Inc. Class A	2,582,062
24,402	Marriott Vacations Worldwide Corp.*	506,341
15,516	McDonald’s Corp.	1,536,860
7,988	WMS Industries, Inc.*	174,857
25,774	Wynn Resorts Ltd.	2,969,938

		8,802,197

Household Durables — 1.6%
54,522	Harman International Industries, Inc.	2,300,829
47,759	Leggett & Platt, Inc.	1,024,908
16,445	Mohawk Industries, Inc.*	1,005,776
75,679	Tempur-Pedic International, Inc.*	5,048,546

		9,380,059

Household Products — 1.5%
6,348	Church & Dwight Co., Inc.	288,009
34,018	Colgate-Palmolive Co.	3,086,113
10,987	The Clorox Co.	754,367
75,302	The Procter & Gamble Co.	4,747,038

		8,875,527

Industrial Conglomerates — 0.5%
5,747	Danaher Corp.	301,775
37,350	General Electric Co.	698,819
42,392	Tyco International Ltd.	2,159,872

		3,160,466

Insurance — 0.6%
5,284	Assurant, Inc.	209,246
41,566	Berkshire Hathaway, Inc. Class B*	3,257,528
10,472	Unum Group	239,076

		3,705,850

Internet & Catalog Retail*(b) — 0.6%
19,761	Amazon.com, Inc.	3,842,329

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services — 2.9%
24,774	Google, Inc. Class A*	$14,371,645
81,551	VeriSign, Inc.	3,022,280

		17,393,925

IT Services — 5.7%
189,951	Accenture PLC Class A	10,891,791
85,007	Amdocs Ltd.*	2,502,606
49,458	Computer Sciences Corp.	1,277,500
41,843	Fidelity National Information Services, Inc.	1,195,036
4,512	Gartner, Inc.*	171,050
68,300	International Business Machines Corp.	13,154,580
26,040	Lender Processing Services, Inc.	433,045
69,469	NeuStar, Inc. Class A*	2,536,313
13,406	SAIC, Inc.*	172,401
44,152	VeriFone Systems, Inc.*	1,885,291

		34,219,613

Leisure Equipment & Products — 0.1%
10,646	Polaris Industries, Inc.	685,602

Machinery — 2.7%
54,516	AGCO Corp.*	2,776,500
5,716	Donaldson Co., Inc.	413,267
2,486	Gardner Denver, Inc.	185,456
5,037	Graco, Inc.	231,601
31,623	Harsco Corp.	702,979
16,854	Parker Hannifin Corp.	1,359,781
162,450	The Toro Co.	10,297,705
9,915	Trinity Industries, Inc.	311,926
4,255	Wabtec Corp.	292,701

		16,571,916

Media — 3.6%
231,148	DIRECTV Class A*	10,403,972
248,162	DISH Network Corp. Class A	6,928,683
131,471	News Corp. Class A	2,475,599
29,221	Pandora Media, Inc.*	385,425
83,283	Regal Entertainment Group Class A(a)	1,036,873
7,314	Thomson Reuters Corp.	201,062

		21,431,614

Metals & Mining — 0.3%
122,296	Alcoa, Inc.	1,242,527
13,661	Commercial Metals Co.	195,899
12,997	Nucor Corp.	578,237

		2,016,663

Multi-Utilities — 0.1%
7,091	Integrys Energy Group, Inc.	368,094
9,181	Sempra Energy	522,399

		890,493

Multiline Retail — 1.6%
33,760	Big Lots, Inc.*	1,333,182
55,974	Dollar Tree, Inc.*	4,747,155
67,705	Family Dollar Stores, Inc.	3,777,939

		9,858,276

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 10.5%
6,136	Apache Corp.	$606,728
20,670	Chesapeake Energy Corp.	436,757
57,122	Chevron Corp.	5,888,136
35,614	Cimarex Energy Co.	2,079,145
110,095	ConocoPhillips	7,509,580
11,280	Devon Energy Corp.	719,777
254,078	Exxon Mobil Corp.	21,276,492
55,532	Hess Corp.	3,126,451
37,080	HollyFrontier Corp.	1,087,927
49,654	Marathon Petroleum Corp.	1,897,776
16,420	Murphy Oil Corp.	978,632
3,948	Newfield Exploration Co.*	149,274
41,977	Occidental Petroleum Corp.	4,188,045
63,434	Southwestern Energy Co.*	1,975,335
161,174	Tesoro Corp.*	4,034,185
311,604	Valero Energy Corp.	7,475,380

		63,429,620

Paper & Forest Products — 0.2%
10,954	Domtar Corp.	946,207

Personal Products — 0.6%
59,874	Herbalife Ltd.	3,465,507

Pharmaceuticals — 2.3%
222,817	Eli Lilly & Co.	8,854,748
22,263	Forest Laboratories, Inc.*	707,518
30,952	Merck & Co., Inc.	1,184,223
144,624	Pfizer, Inc.	3,094,954

		13,841,443

Professional Services — 0.4%
43,151	Manpower, Inc.	1,730,787
17,208	Robert Half International, Inc.	476,489

		2,207,276

Real Estate Investment Trusts — 2.6%
56,349	American Tower Corp.	3,578,725
128,042	Rayonier, Inc.	5,855,361
44,007	Simon Property Group, Inc.	5,978,791

		15,412,877

Road & Rail — 0.0%
8,354	Con-way, Inc.	265,156

Semiconductors & Semiconductor Equipment — 1.0%
34,728	Applied Materials, Inc.	426,460
174,065	Intel Corp.	4,598,797
4,865	Lam Research Corp.*	207,200
55,507	Marvell Technology Group Ltd.*	862,024

		6,094,481

Software — 8.2%
18,766	Activision Blizzard, Inc.	231,572
14,498	Adobe Systems, Inc.*	448,713
17,326	Autodesk, Inc.*	623,736
6,522	BMC Software, Inc.*	236,357

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
19,854	Cadence Design Systems, Inc.*	$209,658
71,841	Fortinet, Inc.*	1,638,693
4,449	Intuit, Inc.	251,102
914,777	Microsoft Corp.	27,013,365
605,763	Oracle Corp.	17,082,517
22,650	Synopsys, Inc.*	660,927
22,711	TIBCO Software, Inc.*	592,076
3,377	VMware, Inc. Class A*	308,219

		49,296,935

Specialty Retail — 2.4%
4,090	Advance Auto Parts, Inc.	313,458
69,840	AutoNation, Inc.*(a)	2,497,478
1,641	AutoZone, Inc.*	570,871
4,145	Bed Bath & Beyond, Inc.*	251,602
73,045	Best Buy Co., Inc.	1,749,428
44,736	Dick’s Sporting Goods, Inc.	1,843,571
65,876	Foot Locker, Inc.	1,728,586
7,308	Limited Brands, Inc.	305,913
76,545	Lowe’s Cos., Inc.	2,053,702
22,234	PetSmart, Inc.	1,183,293
13,686	Staples, Inc.	200,226
15,643	The Home Depot, Inc.	694,393
13,138	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,001,378

		14,393,899

Textiles, Apparel & Luxury Goods* — 0.6%
26,496	Fossil, Inc.	2,518,445
10,277	Under Armour, Inc. Class A	818,255

		3,336,700

Tobacco — 3.9%
69,037	Lorillard, Inc.	7,413,883
213,501	Philip Morris International, Inc.	15,963,470

		23,377,353

Trading Companies & Distributors — 1.1%
31,717	MSC Industrial Direct Co., Inc. Class A	2,411,127
19,512	W.W. Grainger, Inc.	3,721,719
11,589	WESCO International, Inc.*	728,716

		6,861,562

Wireless Telecommunication Services* — 0.2%
461,537	Sprint Nextel Corp.	978,458

TOTAL COMMON STOCKS		$587,507,266

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 1.4%
Repurchase Agreement — 1.4%
Joint Repurchase Agreement Account II
$8,400,000	0.224%	02/01/12	$8,400,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$595,907,266

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 0.7%
Financial Square Money Market Fund
4,498,625	0.208%	$4,498,625

TOTAL INVESTMENTS — 99.6%		$600,405,891

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		2,441,096

NET ASSETS — 100.0%		$602,846,987

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Joint repurchase agreement was entered into on January 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2012.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-Mini Index	198	March 2012	$12,951,180	$177,850

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$512,922,253

Gross unrealized gain	98,826,006
Gross unrealized loss	(11,342,368)

Net unrealized security gain	$87,483,638

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Aerospace & Defense — 1.5%
11,533	Alliant Techsystems, Inc.	$685,176
26,295	BE Aerospace, Inc.*	1,109,649
11,293	L-3 Communications Holdings, Inc.	798,867
99,250	Northrop Grumman Corp.	5,761,462

		8,355,154

Air Freight & Logistics — 1.3%
11,785	Expeditors International of Washington, Inc.	526,200
73,967	FedEx Corp.	6,767,241

		7,293,441

Auto Components* — 0.0%
14,112	Federal-Mogul Corp.	234,118

Automobiles — 0.1%
23,403	Thor Industries, Inc.	717,536

Beverages — 0.2%
7,992	Constellation Brands, Inc. Class A*	167,033
9,992	Molson Coors Brewing Co. Class B	428,557
4,400	The Coca-Cola Co.	297,132

		892,722

Biotechnology — 2.8%
17,605	Alexion Pharmaceuticals, Inc.*	1,351,360
84,836	Amgen, Inc.	5,761,213
23,786	Biogen Idec, Inc.*	2,804,845
5,065	Celgene Corp.*	368,226
88,055	Gilead Sciences, Inc.*	4,300,606
12,995	United Therapeutics Corp.*	639,094

		15,225,344

Building Products* — 0.2%
57,032	Fortune Brands Home & Security, Inc.	1,059,084

Capital Markets — 2.5%
4,853	Ameriprise Financial, Inc.	259,878
4,477	Greenhill & Co., Inc.	208,449
95,812	Morgan Stanley	1,786,894
19,435	Raymond James Financial, Inc.	680,225
257,196	SEI Investments Co.	4,724,690
14,553	State Street Corp.	570,187
275,399	The Bank of New York Mellon Corp.	5,543,782

		13,774,105

Chemicals — 0.5%
9,754	Airgas, Inc.	769,883
858	CF Industries Holdings, Inc.	152,192
13,316	Eastman Chemical Co.	670,061
73,201	Huntsman Corp.	931,849

		2,523,985

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — 4.7%
29,999	Associated Banc-Corp	$373,788
17,385	Bank of Hawaii Corp.	794,842
35,980	BB&T Corp.	978,296
41,295	City National Corp.	1,894,615
26,899	Comerica, Inc.	744,295
7,894	Commerce Bancshares, Inc.	306,445
15,485	Cullen/Frost Bankers, Inc.	862,050
48,640	East West Bancorp, Inc.	1,068,134
130,624	KeyCorp.	1,014,949
19,507	M&T Bank Corp.	1,555,488
88,067	PNC Financial Services Group, Inc.	5,188,908
62,218	TCF Financial Corp.	624,669
12,137	U.S. Bancorp	342,506
29,209	Valley National Bancorp	348,171
327,800	Wells Fargo & Co.	9,575,038

		25,672,194

Communications Equipment — 1.4%
66,138	Brocade Communications Systems, Inc.*	371,034
353,837	Cisco Systems, Inc.	6,945,820
17,701	Juniper Networks, Inc.*	370,482

		7,687,336

Computers & Peripherals — 2.8%
123,252	Dell, Inc.*	2,123,632
163,809	Hewlett-Packard Co.	4,583,376
30,462	QLogic Corp.*	527,602
22,457	Seagate Technology PLC	474,741
206,329	Western Digital Corp.*	7,500,059

		15,209,410

Construction & Engineering* — 0.1%
6,791	URS Corp.	279,450

Consumer Finance — 1.2%
149,036	Capital One Financial Corp.	6,818,397

Containers & Packaging — 0.1%
20,213	Sealed Air Corp.	402,845

Diversified Consumer Services — 0.3%
3,413	Apollo Group, Inc. Class A*	178,876
18,117	Weight Watchers International, Inc.	1,379,247

		1,558,123

Diversified Financial Services — 4.7%
783,399	Bank of America Corp.	5,585,635
274,382	Citigroup, Inc.	8,429,015
12,810	CME Group, Inc.	3,068,123
192,773	JPMorgan Chase & Co.	7,190,433
23,150	Leucadia National Corp.	642,644
31,061	MSCI, Inc. Class A*	1,011,967

		25,927,817

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services(a) — 3.4%
645,168	AT&T, Inc.	$18,974,391

Electric Utilities — 3.3%
5,028	American Electric Power Co., Inc.	198,908
436,287	Duke Energy Corp.	9,297,276
35,073	Entergy Corp.	2,433,365
43,209	Great Plains Energy, Inc.	890,970
14,413	Northeast Utilities	500,852
18,317	NV Energy, Inc.	296,735
34,516	Pepco Holdings, Inc.	678,584
9,659	Pinnacle West Capital Corp.	456,484
79,835	The Southern Co.	3,637,283

		18,390,457

Electrical Equipment — 0.1%
6,869	Rockwell Automation, Inc.	534,889

Electronic Equipment, Instruments & Components — 1.4%
163,209	Flextronics International Ltd.*	1,121,246
207,424	Ingram Micro, Inc. Class A*	3,936,908
10,822	National Instruments Corp.	291,220
188,336	Vishay Intertechnology, Inc.*	2,312,766

		7,662,140

Food & Staples Retailing — 0.4%
38,178	Safeway, Inc.	839,152
147,069	SUPERVALU, Inc.(b)	1,016,247
4,797	Walgreen Co.	160,028

		2,015,427

Food Products — 2.6%
58,592	Archer-Daniels-Midland Co.	1,677,489
35,579	Bunge Ltd.	2,037,609
44,175	Dean Foods Co.*	475,323
13,533	Flowers Foods, Inc.	261,864
11,510	Hormel Foods Corp.	331,258
10,741	Mead Johnson Nutrition Co.	795,801
53,547	Smithfield Foods, Inc.*	1,195,704
3,819	The Hershey Co.	233,264
393,264	Tyson Foods, Inc. Class A	7,330,441

		14,338,753

Gas Utilities — 0.1%
5,504	Atmos Energy Corp.	178,385
10,999	UGI Corp.	295,983

		474,368

Health Care Equipment & Supplies* — 0.6%
340,058	Boston Scientific Corp.	2,026,745
37,846	CareFusion Corp.	906,412
2,278	Varian Medical Systems, Inc.	150,052

		3,083,209

Health Care Providers & Services — 3.3%
33,882	Cardinal Health, Inc.	1,457,943
23,350	Community Health Systems, Inc.*	436,645
146,789	Coventry Health Care, Inc.*	4,413,945
36,106	Health Net, Inc.*	1,362,641

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services — (continued)
85,852	Humana, Inc.	$7,642,545
3,868	Quest Diagnostics, Inc.	224,653
41,453	WellPoint, Inc.	2,666,257

		18,204,629

Hotels, Restaurants & Leisure — 0.2%
17,857	Carnival Corp.	539,281
5,457	Marriott International, Inc. Class A	187,994
12,619	Marriott Vacations Worldwide Corp.*	261,844

		989,119

Household Durables — 1.6%
59,533	Harman International Industries, Inc.	2,512,293
11,473	Leggett & Platt, Inc.	246,211
45,278	Mohawk Industries, Inc.*	2,769,202
50,550	Tempur-Pedic International, Inc.*	3,372,190

		8,899,896

Household Products — 2.3%
5,571	The Clorox Co.	382,505
190,908	The Procter & Gamble Co.	12,034,840

		12,417,345

Industrial Conglomerates — 2.8%
726,379	General Electric Co.	13,590,551
34,348	Tyco International Ltd.	1,750,031

		15,340,582

Insurance — 8.2%
39,927	ACE Ltd.	2,778,919
18,244	Allied World Assurance Co. Holdings Ltd.	1,122,553
31,382	American Financial Group, Inc.	1,150,778
78,040	Aspen Insurance Holdings Ltd.	2,072,742
231,902	Berkshire Hathaway, Inc. Class B*	18,174,160
20,842	Everest Re Group Ltd.	1,779,907
42,778	Lincoln National Corp.	921,438
60,775	Loews Corp.	2,267,515
67,820	MetLife, Inc.	2,396,081
8,183	PartnerRe Ltd.	535,332
9,550	Protective Life Corp.	238,846
13,513	Prudential Financial, Inc.	773,484
34,026	Reinsurance Group of America, Inc.	1,854,077
10,543	StanCorp Financial Group, Inc.	407,592
20,781	The Allstate Corp.	599,532
7,177	The Chubb Corp.	483,802
4,546	The Travelers Cos., Inc.	265,032
297,886	Unum Group	6,800,737
5,132	Validus Holdings Ltd.	164,583
5,362	W.R. Berkley Corp.	183,756

		44,970,866

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services — 0.3%
2,302	Google, Inc. Class A*	$1,335,413
5,666	VeriSign, Inc.	209,982

		1,545,395

IT Services — 0.4%
23,192	Accenture PLC Class A	1,329,829
18,045	Computer Sciences Corp.	466,102
10,731	Lender Processing Services, Inc.	178,457

		1,974,388

Leisure Equipment & Products — 0.0%
3,380	Polaris Industries, Inc.	217,672

Machinery — 1.1%
11,795	AGCO Corp.*	600,719
11,442	Harsco Corp.	254,356
11,798	ITT Corp.	256,488
80,825	The Toro Co.	5,123,497

		6,235,060

Media — 3.9%
153,674	DIRECTV Class A*	6,916,867
247,030	DISH Network Corp. Class A	6,897,077
257,636	News Corp. Class A	4,851,286
11,449	News Corp. Class B	222,912
59,247	Regal Entertainment Group Class A(b)	737,625
51,296	Time Warner, Inc.	1,901,030

		21,526,797

Metals & Mining — 0.8%
29,724	Newmont Mining Corp.	1,827,431
45,348	Reliance Steel & Aluminum Co.	2,412,514

		4,239,945

Multi-Utilities — 3.4%
29,570	Ameren Corp.	935,595
4,270	Consolidated Edison, Inc.	251,759
5,424	DTE Energy Co.	288,611
121,507	Integrys Energy Group, Inc.	6,307,428
27,374	MDU Resources Group, Inc.	585,256
147,022	NiSource, Inc.	3,341,810
7,080	NSTAR	318,105
4,308	PG&E Corp.	175,163
110,536	Sempra Energy	6,289,499

		18,493,226

Multiline Retail — 1.2%
47,210	Big Lots, Inc.*	1,864,323
22,537	Dollar Tree, Inc.*	1,911,363
45,264	Family Dollar Stores, Inc.	2,525,731
6,290	Target Corp.	319,595

		6,621,012

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 10.6%
22,676	Chesapeake Energy Corp.	$479,144
127,088	Chevron Corp.	13,100,231
53,580	Cimarex Energy Co.	3,128,000
209,799	ConocoPhillips	14,310,390
25,876	Devon Energy Corp.	1,651,148
8,262	Energen Corp.	397,980
25,585	Exxon Mobil Corp.	2,142,488
13,483	Forest Oil Corp.*	175,279
66,829	Hess Corp.	3,762,473
49,556	Marathon Petroleum Corp.	1,894,030
22,178	Murphy Oil Corp.	1,321,809
27,134	Occidental Petroleum Corp.	2,707,159
14,838	Southwestern Energy Co.*	462,055
197,989	Tesoro Corp.*	4,955,665
331,220	Valero Energy Corp.	7,945,968

		58,433,819

Paper & Forest Products — 0.2%
14,960	Domtar Corp.	1,292,245

Personal Products — 0.4%
36,150	Herbalife Ltd.	2,092,362

Pharmaceuticals — 8.0%
232,167	Eli Lilly & Co.	9,226,317
76,203	Forest Laboratories, Inc.*	2,421,731
74,704	Johnson & Johnson	4,923,741
204,423	Merck & Co., Inc.	7,821,224
917,083	Pfizer, Inc.	19,625,576

		44,018,589

Professional Services — 0.6%
70,360	Manpower, Inc.	2,822,140
17,711	Robert Half International, Inc.	490,417

		3,312,557

Real Estate Investment Trusts — 4.0%
61,572	American Tower Corp.	3,910,438
9,559	Boston Properties, Inc.	994,614
21,197	Plum Creek Timber Co., Inc.	822,019
28,239	ProLogis, Inc.	895,459
152,016	Rayonier, Inc.	6,951,692
6,219	Regency Centers Corp.	256,969
8,262	Senior Housing Properties Trust	187,382
55,352	Simon Property Group, Inc.	7,520,123
2,804	Taubman Centers, Inc.	187,952

		21,726,648

Real Estate Management & Development — 0.1%
4,759	Jones Lang LaSalle, Inc.	374,819

Semiconductors & Semiconductor Equipment — 1.7%
53,083	Fairchild Semiconductor International, Inc.*	742,100
321,815	Intel Corp.	8,502,352
18,624	Marvell Technology Group Ltd.*	289,231

		9,533,683

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — 2.2%
14,684	Fortinet, Inc.*	$334,942
199,430	Microsoft Corp.	5,889,168
201,560	Oracle Corp.	5,683,992
9,678	Synopsys, Inc.*	282,404

		12,190,506

Specialty Retail — 1.5%
45,072	AutoNation, Inc.*	1,611,775
79,648	Best Buy Co., Inc.	1,907,570
17,758	Dick’s Sporting Goods, Inc.	731,807
68,181	Foot Locker, Inc.	1,789,069
90,039	Lowe’s Cos., Inc.	2,415,746

		8,455,967

Textiles, Apparel & Luxury Goods* — 0.1%
8,086	Fossil, Inc.	768,574

Thrifts & Mortgage Finance — 0.3%
20,343	BankUnited, Inc.	466,058
112,127	Hudson City Bancorp, Inc.	754,615
31,322	New York Community Bancorp, Inc.	397,476
15,904	Washington Federal, Inc.	250,647

		1,868,796

Tobacco — 1.4%
74,096	Lorillard, Inc.	7,957,169

Trading Companies & Distributors — 0.3%
15,823	MSC Industrial Direct Co., Inc. Class A	1,202,864
1,063	W.W. Grainger, Inc.	202,757
3,941	WESCO International, Inc.*	247,810

		1,653,431

Wireless Telecommunication Services* — 0.3%
675,861	Sprint Nextel Corp.	1,432,825

TOTAL COMMON STOCKS		$535,892,617

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 1.7%
Repurchase Agreement — 1.7%
Joint Repurchase Agreement Account II
$9,400,000	0.224%	02/01/12	$9,400,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$545,292,617

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 0.3%
Financial Square Money Market Fund
1,528,475	0.208%	$1,528,475

TOTAL INVESTMENTS — 99.5%		$546,821,092

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		2,980,280

NET ASSETS — 100.0%		$549,801,372

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(b) All or a portion of security is on loan.

(c) Joint repurchase agreement was entered into on January 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2012.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-Mini Index	144	March 2012	$9,419,040	$229,598

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$470,375,743

Gross unrealized gain	91,468,995
Gross unrealized loss	(15,023,646)

Net unrealized security gain	$76,445,349

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.0%
Aerospace & Defense — 1.0%
4,380	AAR Corp.	$92,812
9,330	Alliant Techsystems, Inc.	554,296
1,134	American Science and Engineering, Inc.	81,081
11,414	BE Aerospace, Inc.*	481,671
16,580	Ceradyne, Inc.*	548,632
12,925	DigitalGlobe, Inc.*	202,793
6,618	Moog, Inc. Class A*	282,059
7,977	Orbital Sciences Corp.*	115,587

		2,358,931

Air Freight & Logistics* — 0.4%
3,711	Atlas Air Worldwide Holdings, Inc.	176,774
131,906	Pacer International, Inc.	796,712

		973,486

Airlines* — 0.2%
6,157	Allegiant Travel Co.	338,450

Auto Components — 0.2%
22,285	Stoneridge, Inc.*	208,810
8,545	Superior Industries International, Inc.	155,263

		364,073

Automobiles — 0.2%
13,722	Thor Industries, Inc.	420,716

Beverages* — 1.5%
141,545	National Beverage Corp.	2,368,048
10,676	The Boston Beer Co., Inc. Class A	1,068,134

		3,436,182

Biotechnology* — 3.2%
25,616	Affymax, Inc.	204,672
44,217	Aveo Pharmaceuticals, Inc.	582,780
6,289	Cepheid, Inc.	277,093
52,217	Cubist Pharmaceuticals, Inc.	2,131,498
17,783	Emergent Biosolutions, Inc.	301,778
64,748	Enzon Pharmaceuticals, Inc.(a)	461,653
9,647	Momenta Pharmaceuticals, Inc.	151,361
378,256	Nabi Biopharmaceuticals	699,774
143,555	Progenics Pharmaceuticals, Inc.	1,383,870
24,420	Spectrum Pharmaceuticals, Inc.	343,589
13,999	United Therapeutics Corp.	688,471

		7,226,539

Building Products — 0.7%
28,486	American Woodmark Corp.	405,071
4,615	Fortune Brands Home & Security, Inc.*	85,700
1,965	Simpson Manufacturing Co., Inc.	63,627
32,734	Universal Forest Products, Inc.	1,039,959

		1,594,357

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — 1.9%
7,899	American Capital Ltd.*	$64,930
2,970	Capital Southwest Corp.	263,558
7,042	Financial Engines, Inc.*	168,656
36,035	GAMCO Investors, Inc. Class A	1,675,627
39,524	Gladstone Capital Corp.	353,740
42,290	Hercules Technology Growth Capital, Inc.	403,023
70,569	NGP Capital Resources Co.	549,027
76,498	Pzena Investment Management, Inc. Class A	352,656
10,074	Raymond James Financial, Inc.	352,590

		4,183,807

Chemicals — 2.0%
19,866	A. Schulman, Inc.	486,717
57,117	Kraton Performance Polymers, Inc.*	1,624,408
5,227	LSB Industries, Inc.*	183,206
69,512	Spartech Corp.*	373,279
20,970	Stepan Co.	1,802,162
6,571	Zep, Inc.	107,633

		4,577,405

Commercial Banks — 6.1%
21,572	1st Source Corp.	540,163
225,525	CVB Financial Corp.	2,374,778
94,369	First Bancorp	1,098,455
14,083	First Bancorp, Inc.	225,187
1,789	First Financial Bankshares, Inc.(a)	60,969
24,102	First Interstate BancSystem, Inc.	331,644
81,073	First Niagara Financial Group, Inc.	775,869
73,138	Great Southern Bancorp, Inc.	1,777,253
2,440	IBERIABANK Corp.	127,563
148,543	International Bancshares Corp.	2,854,996
45,662	Popular, Inc.*	71,689
5,693	PrivateBancorp, Inc.	80,499
4,418	Prosperity Bancshares, Inc.	183,391
67,602	Renasant Corp.	1,066,760
8,450	State Bank Financial Corp.*	135,116
39,793	Susquehanna Bancshares, Inc.	363,708
26,734	Texas Capital Bancshares, Inc.*	848,003
55,252	Umpqua Holdings Corp.	672,417
4,144	United Bankshares, Inc.(a)	115,659
2,892	Wintrust Financial Corp.	88,640

		13,792,759

Commercial Services & Supplies — 0.8%
17,096	ABM Industries, Inc.	370,983
22,751	HNI Corp.	617,235
117,464	Kimball International, Inc. Class B	715,356

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — (continued)
5,685	The Geo Group, Inc.*	$99,942
3,246	United Stationers, Inc.	104,943

		1,908,459

Communications Equipment — 2.0%
6,986	Bel Fuse, Inc. Class B	141,467
167,977	Extreme Networks, Inc.*	544,245
22,897	PC-Tel, Inc.	170,354
13,775	Polycom, Inc.*	274,811
45,099	Riverbed Technology, Inc.*	1,079,670
161,802	ShoreTel, Inc.*	1,059,803
213,627	Symmetricom, Inc.*	1,333,033

		4,603,383

Computers & Peripherals — 2.1%
79,154	Electronics for Imaging, Inc.*	1,358,283
137,498	Imation Corp.*	815,363
7,858	Lexmark International, Inc. Class A	274,244
11,102	QLogic Corp.*	192,287
314,760	Quantum Corp.*	793,195
9,074	Silicon Graphics International Corp.*	123,769
39,416	STEC, Inc.*	372,875
4,127	Synaptics, Inc.*	158,106
37,982	Xyratex Ltd.	603,154

		4,691,276

Construction & Engineering* — 0.0%
2,425	URS Corp.	99,789

Consumer Finance — 1.0%
147,136	Advance America Cash Advance Centers, Inc.	1,157,960
25,969	Cash America International, Inc.	1,139,001

		2,296,961

Distributors — 0.1%
3,389	Core-Mark Holding Co., Inc.	137,627

Diversified Consumer Services — 0.6%
19,170	Ascent Capital Group LLC Class A*	908,466
6,566	Weight Watchers International, Inc.	499,870

		1,408,336

Diversified Financial Services* — 0.0%
6,606	PHH Corp.	76,563

Electric Utilities — 1.0%
26,706	El Paso Electric Co.	929,369
25,688	PNM Resources, Inc.	457,503
27,700	Portland General Electric Co.	690,838
3,010	The Empire District Electric Co.	62,698

		2,140,408

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — 1.2%
13,812	Encore Wire Corp.	$377,068
226,865	LSI Industries, Inc.	1,613,010
73,367	Vicor Corp.	655,167

		2,645,245

Electronic Equipment, Instruments & Components — 1.8%
65,564	Agilysys, Inc.*	533,691
1,000	Anixter International, Inc.*	65,510
54,765	Brightpoint, Inc.*	641,846
41,710	Ingram Micro, Inc. Class A*	791,656
29,814	Jabil Circuit, Inc.	675,585
51,543	Methode Electronics, Inc.	511,822
2,722	Molex, Inc.	71,970
72,993	RadiSys Corp.*	440,148
3,654	Tech Data Corp.*	189,715
15,584	Vishay Intertechnology, Inc.*	191,371

		4,113,314

Energy Equipment & Services* — 0.4%
39,784	Helix Energy Solutions Group, Inc.	654,447
10,537	ION Geophysical Corp.	78,290
30,510	Willbros Group, Inc.	129,972

		862,709

Food Products — 2.4%
62,634	Dole Food Co., Inc.*(a)	601,286
3,466	Fresh Del Monte Produce, Inc.	84,848
39,600	J&J Snack Foods Corp.	2,020,788
39,221	Lancaster Colony Corp.	2,725,467

		5,432,389

Gas Utilities — 0.1%
7,866	Southwest Gas Corp.	328,799

Health Care Equipment & Supplies — 1.6%
25,725	Align Technology, Inc.*	606,081
6,067	AngioDynamics, Inc.*	78,628
1,897	Atrion Corp.	463,608
4,340	Hill-Rom Holdings, Inc.	143,263
65,110	Invacare Corp.	1,112,079
13,360	Masimo Corp.*	285,904
108,226	Medical Action Industries, Inc.*	573,598
9,033	Sirona Dental Systems, Inc.*	436,746

		3,699,907

Health Care Providers & Services — 4.9%
29,383	AMN Healthcare Services, Inc.*	149,560
146,426	Assisted Living Concepts, Inc. Class A	2,295,960
2,690	Centene Corp.*	121,588
4,514	Chemed Corp.	253,416
4,303	Community Health Systems, Inc.*	80,466
15,647	Coventry Health Care, Inc.*	470,505
34,794	Kindred Healthcare, Inc.*	426,922
1,840	Magellan Health Services, Inc.*	89,829
99,614	Molina Healthcare, Inc.*	3,049,185
84,151	PharMerica Corp.*	1,056,095

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services — (continued)
30,523	Skilled Healthcare Group, Inc. Class A*	$187,411
47,645	WellCare Health Plans, Inc.*	2,847,265

		11,028,202

Hotels, Restaurants & Leisure* — 3.0%
6,334	Biglari Holdings, Inc.	2,507,884
14,333	Marriott Vacations Worldwide Corp.	297,410
148,841	O’Charley’s, Inc.	965,978
76,219	Papa John’s International, Inc.	2,952,724

		6,723,996

Household Durables — 2.2%
25,813	Blyth, Inc.	1,624,928
10,409	Ethan Allen Interiors, Inc.	245,652
14,918	Hooker Furniture Corp.	179,762
16,918	iRobot Corp.*	558,971
4,808	Leggett & Platt, Inc.	103,180
32,103	Tempur-Pedic International, Inc.*	2,141,591

		4,854,084

Household Products* — 1.0%
231,916	Central Garden & Pet Co. Class A	2,193,925

Independent Power Producers & Energy Traders — 0.1%
12,345	Genie Energy Ltd. Class B	129,129

Insurance — 2.7%
6,044	Allied World Assurance Co. Holdings Ltd.	371,887
13,561	Alterra Capital Holdings Ltd.	327,769
6,431	American Equity Investment Life Holding Co.	74,150
22,481	American Financial Group, Inc.	824,378
3,839	AmTrust Financial Services, Inc.	99,545
85,992	CNO Financial Group, Inc.*	577,866
35,995	Flagstone Reinsurance Holdings SA	314,236
9,933	Global Indemnity PLC*	199,554
81,320	Maiden Holdings Ltd.	757,902
1,738	Mercury General Corp.	75,951
39,177	Primerica, Inc.	959,837
3,566	Reinsurance Group of America, Inc.	194,311
36,825	Symetra Financial Corp.	339,527
8,947	Tower Group, Inc.	193,166
25,067	W.R. Berkley Corp.	859,046

		6,169,125

Internet Software & Services — 1.4%
6,995	Cornerstone OnDemand, Inc.*	127,589
10,491	Internap Network Services Corp.*	70,395
7,746	LivePerson, Inc.*	92,952
15,723	LogMeIn, Inc.*	626,247
192,572	Marchex, Inc. Class B(a)	870,425
128,046	RealNetworks, Inc.	1,307,350
2,027	VistaPrint NV*(a)	72,526

		3,167,484

Shares	Description	Value
Common Stocks — (continued)
IT Services — 2.2%
7,669	Acxiom Corp.*	$105,219
472,507	Ciber, Inc.*	2,055,405
27,001	CSG Systems International, Inc.*	439,306
17,892	Lender Processing Services, Inc.	297,544
613,275	Lionbridge Technologies, Inc.*	1,686,506
5,399	ManTech International Corp. Class A	189,775
49,961	ModusLink Global Solutions, Inc.	285,777

		5,059,532

Leisure Equipment & Products — 0.1%
4,074	Polaris Industries, Inc.	262,366

Machinery — 4.1%
10,557	AGCO Corp.*	537,668
59,517	Albany International Corp. Class A	1,429,598
18,440	Astec Industries, Inc.*	623,641
8,409	Graco, Inc.	386,646
55,949	Kadant, Inc.*	1,357,323
29,148	Lydall, Inc.*	274,574
35,436	Miller Industries, Inc.	577,961
25,482	NACCO Industries, Inc. Class A	2,604,261
17,363	Tecumseh Products Co. Class A*	87,162
21,559	Tennant Co.	829,590
15,370	The Greenbrier Cos., Inc.*	341,983
11,148	The Manitowoc Co., Inc.	149,829
4,787	Trinity Industries, Inc.	150,599

		9,350,835

Media — 1.0%
13,549	Arbitron, Inc.	483,835
8,803	Digital Generation, Inc.*	122,362
13,855	Entercom Communications Corp. Class A*	106,961
33,622	Harte-Hanks, Inc.	324,452
161,335	Journal Communications, Inc. Class A*	829,262
16,102	Regal Entertainment Group Class A	200,470
5,399	Scholastic Corp.	159,324

		2,226,666

Metals & Mining* — 0.5%
2,726	Coeur d’Alene Mines Corp.	75,401
90,042	Golden Star Resources Ltd.	194,491
30,852	Materion Corp.	907,357

		1,177,249

Multi-Utilities — 0.4%
22,370	NorthWestern Corp.	786,082

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multiline Retail — 1.1%
169,030	Fred’s, Inc. Class A	$2,493,192

Oil, Gas & Consumable Fuels — 6.4%
37,811	Alon USA Energy, Inc.	365,254
3,666	Contango Oil & Gas Co.*	228,319
42,370	CVR Energy, Inc.*	1,056,708
33,448	Delek US Holdings, Inc.	421,110
20,197	Forest Oil Corp.*	262,561
17,449	Northern Oil and Gas, Inc.*(a)	436,225
93,572	Oasis Petroleum, Inc.*	3,157,119
37,608	Rosetta Resources, Inc.*	1,804,808
43,448	Stone Energy Corp.*	1,218,716
13,870	Targa Resources Corp.	574,773
105,917	Tesoro Corp.*(b)	2,651,103
54,668	USEC, Inc.*(a)	104,416
26,724	W&T Offshore, Inc.	577,506
100,463	Western Refining, Inc.(a)	1,660,653

		14,519,271

Paper & Forest Products — 0.9%
11,638	Buckeye Technologies, Inc.	390,222
87,025	KapStone Paper and Packaging Corp.*	1,519,457
12,974	Louisiana-Pacific Corp.*	110,538

		2,020,217

Pharmaceuticals* — 1.6%
45,501	Jazz Pharmaceuticals PLC	2,115,796
12,950	Questcor Pharmaceuticals, Inc.	458,819
33,876	ViroPharma, Inc.	1,009,166

		3,583,781

Professional Services — 2.8%
57,440	CDI Corp.	859,877
16,303	Insperity, Inc.	456,810
168,401	Kelly Services, Inc. Class A	2,721,360
70,533	Kforce, Inc.*	877,431
12,607	Manpower, Inc.	505,667
113,425	Volt Information Sciences, Inc.*	804,183

		6,225,328

Real Estate Investment Trusts — 9.4%
12,331	American Campus Communities, Inc.	527,767
5,123	Chesapeake Lodging Trust	87,245
61,449	DuPont Fabros Technology, Inc.	1,566,950
1,644	Entertainment Properties Trust	73,109
22,782	Equity Lifestyle Properties, Inc.	1,597,930
13,257	Equity One, Inc.	249,894
28,156	Extra Space Storage, Inc.	741,066
2,029	Federal Realty Investment Trust	191,659
191,832	Franklin Street Properties Corp.	1,954,768
6,271	Getty Realty Corp.	105,102
102,671	Healthcare Realty Trust, Inc.	2,163,278

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
43,461	LTC Properties, Inc.	$1,388,579
9,912	Mid-America Apartment Communities, Inc.	633,575
192,248	MPG Office Trust, Inc.*(a)	490,232
44,669	National Health Investors, Inc.	2,162,426
4,504	National Retail Properties, Inc.	121,653
28,591	Potlatch Corp.	872,597
2,114	PS Business Parks, Inc.	131,364
61,459	Rayonier, Inc.	2,810,520
4,037	Realty Income Corp.	146,947
33,126	Regency Centers Corp.	1,368,766
5,949	RLJ Lodging Trust	106,130
12,193	Senior Housing Properties Trust	276,537
2,706	Sovran Self Storage, Inc.	125,883
21,060	Taubman Centers, Inc.	1,411,652

		21,305,629

Real Estate Management & Development* — 0.1%
2,234	Altisource Portfolio Solutions SA	119,497

Road & Rail — 2.4%
3,369	Arkansas Best Corp.	61,046
33,935	Avis Budget Group, Inc.*	486,967
36,622	Heartland Express, Inc.	542,738
72,098	Marten Transport Ltd.	1,575,341
30,946	Universal Truckload Services, Inc.	550,220
83,713	Werner Enterprises, Inc.	2,187,421

		5,403,733

Semiconductors & Semiconductor Equipment — 1.7%
54,155	DSP Group, Inc.*	310,308
19,707	Kulicke and Soffa Industries, Inc.*	213,033
320,126	Lattice Semiconductor Corp.*	2,176,857
61,253	Micrel, Inc.	708,085
13,329	MKS Instruments, Inc.	401,869

		3,810,152

Software — 6.0%
344,670	Accelrys, Inc.*	2,581,578
3,188	Aspen Technology, Inc.*	57,416
62,415	Blackbaud, Inc.	1,899,289
93,980	Magma Design Automation, Inc.*	672,897
58,888	Manhattan Associates, Inc.*	2,584,594
4,667	Mentor Graphics Corp.*	64,731
26,036	MicroStrategy, Inc. Class A*	2,997,264
13,550	Pegasystems, Inc.	384,278
31,176	PROS Holdings, Inc.*	505,675
23,293	Quest Software, Inc.*	474,013
8,625	SuccessFactors, Inc.*	343,275
4,891	Synopsys, Inc.*	142,719
28,790	TIBCO Software, Inc.*	750,555

		13,458,284

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — 3.2%
36,611	Asbury Automotive Group, Inc.*	$838,758
11,352	Dick’s Sporting Goods, Inc.	467,816
3,116	Foot Locker, Inc.	81,764
26,097	Group 1 Automotive, Inc.	1,392,014
13,403	Hot Topic, Inc.	98,110
21,044	Lithia Motors, Inc. Class A	467,387
27,839	Lumber Liquidators Holdings, Inc.*	594,641
14,402	Select Comfort Corp.*	361,202
26,577	Shoe Carnival, Inc.*	672,132
122,585	Stage Stores, Inc.	1,885,357
14,969	Zumiez, Inc.*	427,515

		7,286,696

Textiles, Apparel & Luxury Goods — 1.1%
1,289	Columbia Sportswear Co.	59,101
6,804	Fossil, Inc.*	646,720
28,512	Kenneth Cole Productions, Inc. Class A*	350,413
17,212	Oxford Industries, Inc.	876,607
30,899	Perry Ellis International, Inc.*	480,170
1,227	Under Armour, Inc. Class A*	97,694

		2,510,705

Thrifts & Mortgage Finance — 0.7%
23,750	Astoria Financial Corp.	197,837
11,191	BankUnited, Inc.	256,386
9,465	Brookline Bancorp, Inc.	87,741
7,645	Capitol Federal Financial, Inc.	88,300
6,053	Northwest Bancshares, Inc.	74,573
42,462	People’s United Financial, Inc.	523,556
6,416	Provident Financial Services, Inc.	88,797
16,597	Washington Federal, Inc.	261,569

		1,578,759

Tobacco* — 0.2%
123,905	Alliance One International, Inc.	360,564

Trading Companies & Distributors — 2.8%
19,658	Aircastle Ltd.	277,178
4,949	Applied Industrial Technologies, Inc.	190,932
31,921	Beacon Roofing Supply, Inc.*	729,714
11,371	H&E Equipment Services, Inc.*	193,193
18,444	Interline Brands, Inc.*	313,733
3,117	Kaman Corp.	97,157
4,411	MSC Industrial Direct Co., Inc. Class A	335,324
35,128	United Rentals, Inc.*(a)	1,343,295
37,496	Watsco, Inc.	2,586,099
4,125	WESCO International, Inc.*	259,380

		6,326,005

Wireless Telecommunication Services — 0.5%
83,271	USA Mobility, Inc.	1,178,285

TOTAL COMMON STOCKS		$219,020,643

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.7%
Repurchase Agreement — 2.7%
Joint Repurchase Agreement Account II
$6,200,000	0.224%	02/01/12	$6,200,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$225,220,643

Shares	Description	Value
Securities Lending Reinvestment Vehicle(d)(e) — 2.5%
Financial Square Money Market Fund
5,550,525	0.208%	$5,550,525

TOTAL INVESTMENTS — 102.2%		$230,771,168

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(5,047,208)

NET ASSETS — 100.0%		$225,723,960

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c) Joint repurchase agreement was entered into on January 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2012.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell Mini 2000 Index	63	March 2012	$4,984,560	$263,309

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$187,240,625

Gross unrealized gain	54,293,250
Gross unrealized loss	(10,762,707)

Net unrealized security gain	$43,530,543

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Aerospace & Defense — 1.4%
3,376	Aerovironment, Inc.*	$94,089
696	American Science and Engineering, Inc.	49,764
4,152	BE Aerospace, Inc.*	175,214
4,265	Cubic Corp.	197,214
905	LMI Aerospace, Inc.*	17,910
4,899	Orbital Sciences Corp.*	70,987
6,137	Taser International, Inc.*	29,212

		634,390

Air Freight & Logistics* — 0.6%
1,738	Atlas Air Worldwide Holdings, Inc.	82,790
29,813	Pacer International, Inc.	180,070

		262,860

Airlines — 0.4%
1,986	Allegiant Travel Co.*	109,171
6,978	SkyWest, Inc.	89,318

		198,489

Auto Components — 0.9%
1,988	Dorman Products, Inc.*	86,299
3,201	Standard Motor Products, Inc.	66,229
5,284	Stoneridge, Inc.*	49,511
10,986	Superior Industries International, Inc.	199,616

		401,655

Automobiles — 0.3%
3,548	Thor Industries, Inc.	108,782
2,871	Winnebago Industries, Inc.*	26,241

		135,023

Beverages* — 1.4%
5,943	National Beverage Corp.	99,426
5,009	The Boston Beer Co., Inc. Class A(a)	501,151

		600,577

Biotechnology — 5.9%
2,901	Affymax, Inc.*	23,179
1,950	Alkermes PLC*	36,679
11,186	Aveo Pharmaceuticals, Inc.*	147,431
7,376	Cepheid, Inc.*	324,987
3,302	Codexis, Inc.*	18,392
18,493	Cubist Pharmaceuticals, Inc.*	754,884
11,647	Emergent Biosolutions, Inc.*	197,650
7,647	Enzon Pharmaceuticals, Inc.*	54,523
12,611	Exelixis, Inc.*	67,091
7,945	Genomic Health, Inc.*	220,474
4,725	Maxygen, Inc.*	26,413
3,906	Momenta Pharmaceuticals, Inc.*	61,285
40,408	Nabi Biopharmaceuticals*	74,755
1,740	Onyx Pharmaceuticals, Inc.*	71,236
29,709	PDL BioPharma, Inc.	189,840

Shares	Description	Value
Common Stocks — (continued)
Biotechnology — (continued)
10,385	Progenics Pharmaceuticals, Inc.*	$100,111
20,447	SciClone Pharmaceuticals, Inc.*	97,941
5,409	Spectrum Pharmaceuticals, Inc.*	76,105
877	United Therapeutics Corp.*	43,131

		2,586,107

Building Products — 0.3%
1,751	Simpson Manufacturing Co., Inc.	56,697
2,683	Universal Forest Products, Inc.	85,239

		141,936

Capital Markets — 0.6%
1,561	Cohen & Steers, Inc.(a)	52,715
1,172	Financial Engines, Inc.*	28,069
2,947	GAMCO Investors, Inc. Class A	137,036
5,100	Pzena Investment Management, Inc. Class A	23,511
1,481	Safeguard Scientifics, Inc.*	23,548

		264,879

Chemicals — 2.7%
4,033	Ferro Corp.*	27,263
1,688	Koppers Holdings, Inc.	64,127
12,340	Kraton Performance Polymers, Inc.*	350,950
1,445	LSB Industries, Inc.*	50,647
6,299	PolyOne Corp.	90,832
17,025	Senomyx, Inc.*	49,883
7,380	Spartech Corp.*	39,631
4,425	Stepan Co.	380,284
4,104	TPC Group, Inc.*	134,816

		1,188,433

Commercial Banks — 0.8%
904	Banner Corp.	17,755
3,596	Cathay General Bancorp	56,601
2,564	PacWest Bancorp	54,536
10,525	PrivateBancorp, Inc.	148,823
653	Signature Bank*	37,972
2,422	State Bank Financial Corp.*	38,728

		354,415

Commercial Services & Supplies — 1.8%
4,566	ABM Industries, Inc.	99,082
1,081	Clean Harbors, Inc.*	68,590
526	Consolidated Graphics, Inc.*	26,716
3,370	Healthcare Services Group, Inc.	62,985
14,571	HNI Corp.	395,311
716	Portfolio Recovery Associates, Inc.*	46,504
2,234	Steelcase, Inc. Class A	19,458
2,486	United Stationers, Inc.	80,372

		799,018

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — 1.7%
1,157	Acme Packet, Inc.*	$33,819
6,035	Aruba Networks, Inc.*	133,856
1,691	Blue Coat Systems, Inc.*	43,560
12,222	Extreme Networks, Inc.*	39,599
13,089	Infinera Corp.*	93,456
4,915	Plantronics, Inc.	183,035
7,378	Riverbed Technology, Inc.*	176,629
10,317	ShoreTel, Inc.*	67,577

		771,531

Computers & Peripherals — 2.0%
2,669	Imation Corp.*	15,827
65,560	Quantum Corp.*	165,211
4,407	Silicon Graphics International Corp.*	60,112
14,802	STEC, Inc.*	140,027
5,063	Super Micro Computer, Inc.*	85,463
5,341	Synaptics, Inc.*	204,614
12,752	Xyratex Ltd.	202,502

		873,756

Consumer Finance — 1.3%
39,784	Advance America Cash Advance Centers, Inc.	313,100
3,433	Cash America International, Inc.	150,571
1,504	World Acceptance Corp.*	95,835

		559,506

Distributors — 0.5%
3,854	Core-Mark Holding Co., Inc.	156,511
6,567	VOXX International Corp.*	83,532

		240,043

Diversified Consumer Services — 0.3%
1,323	K12, Inc.*	29,622
1,352	Regis Corp.	23,173
2,626	Universal Technical Institute, Inc.*	36,633
832	Weight Watchers International, Inc.	63,340

		152,768

Diversified Financial Services — 0.2%
3,394	Compass Diversified Holdings	47,584
3,882	PHH Corp.*	44,992

		92,576

Diversified Telecommunication Services* — 0.3%
15,032	Cbeyond, Inc.	127,772

Electrical Equipment — 0.7%
4,945	Coleman Cable, Inc.*	53,060
283	Franklin Electric Co., Inc.	14,167
2,912	Generac Holdings, Inc.*	84,622
602	General Cable Corp.*	18,578
13,360	Vicor Corp.	119,305

		289,732

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 2.2%
5,560	Agilysys, Inc.*	$45,258
10,334	Benchmark Electronics, Inc.*	177,745
15,783	Brightpoint, Inc.*	184,977
7,365	Insight Enterprises, Inc.*	135,958
11,870	Methode Electronics, Inc.	117,869
1,827	National Instruments Corp.	49,165
6,979	RadiSys Corp.*	42,083
19,651	Vishay Intertechnology, Inc.*	241,314

		994,369

Energy Equipment & Services* — 0.8%
1,687	Complete Production Services, Inc.	56,852
2,085	Dril-Quip, Inc.	137,547
10,526	Exterran Holdings, Inc.	97,681
6,011	ION Geophysical Corp.	44,662
4,179	Willbros Group, Inc.	17,803

		354,545

Food & Staples Retailing — 0.7%
8,059	SUPERVALU, Inc.(a)	55,688
3,367	Susser Holdings Corp.*	80,303
18,017	Winn-Dixie Stores, Inc.*	170,260

		306,251

Food Products — 1.7%
416	Diamond Foods, Inc.	15,117
3,622	Dole Food Co., Inc.*	34,771
1,435	Fresh Del Monte Produce, Inc.	35,129
9,295	Lancaster Colony Corp.	645,910

		730,927

Health Care Equipment & Supplies — 4.0%
16,808	Align Technology, Inc.*	395,997
2,479	Analogic Corp.	140,634
3,028	ICU Medical, Inc.*	140,711
13,783	Invacare Corp.	235,414
19,058	Masimo Corp.*	407,841
4,962	Medical Action Industries, Inc.*	26,299
3,834	RTI Biologics, Inc.*	13,227
5,078	Sirona Dental Systems, Inc.*	245,521
3,043	STERIS Corp.	91,533
7,469	Vascular Solutions, Inc.*	83,130

		1,780,307

Health Care Providers & Services* — 5.1%
434	AMERIGROUP Corp.	29,516
5,300	AMN Healthcare Services, Inc.	26,977
1,488	Bio-Reference Laboratories, Inc.	28,793
3,039	Centene Corp.	137,363
2,720	CorVel Corp.	132,410
2,927	Coventry Health Care, Inc.	88,015
8,140	Health Net, Inc.	307,204

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services* — (continued)
8,135	Kindred Healthcare, Inc.	$99,816
2,179	Magellan Health Services, Inc.	106,379
20,000	Molina Healthcare, Inc.	612,200
12,710	PharMerica Corp.	159,510
5,450	Skilled Healthcare Group, Inc. Class A	33,463
7,948	WellCare Health Plans, Inc.	474,972

		2,236,618

Health Care Technology* — 0.7%
11,226	MedAssets, Inc.	118,547
9,578	Medidata Solutions, Inc.	200,180

		318,727

Hotels, Restaurants & Leisure — 4.1%
522	Biglari Holdings, Inc.*	206,681
10,503	Domino’s Pizza, Inc.*	342,923
5,297	Marriott Vacations Worldwide Corp.*	109,913
15,488	Multimedia Games, Inc.*	116,934
5,297	O’Charley’s, Inc.*	34,377
2,748	P.F. Chang’s China Bistro, Inc.	89,475
11,706	Papa John’s International, Inc.*	453,490
1,835	Peet’s Coffee & Tea, Inc.*	111,605
3,376	Red Robin Gourmet Burgers, Inc.*	103,677
13,027	Texas Roadhouse, Inc.	197,489
3,209	Town Sports International Holdings, Inc.*	28,464

		1,795,028

Household Durables — 1.9%
3,246	Blyth, Inc.	204,336
6,872	iRobot Corp.*	227,051
6,341	Tempur-Pedic International, Inc.*	423,008

		854,395

Household Products* — 0.1%
3,827	Central Garden & Pet Co. Class A	36,203

Insurance — 0.5%
930	Global Indemnity PLC*	18,684
8,800	Primerica, Inc.	215,600

		234,284

Internet Software & Services — 2.1%
4,002	Cornerstone OnDemand, Inc.*	72,996
3,626	Liquidity Services, Inc.*	125,133
10,336	LivePerson, Inc.*	124,032
7,699	LogMeIn, Inc.*	306,651
14,917	Marchex, Inc. Class B	67,425
10,960	RealNetworks, Inc.	111,902
4,145	Saba Software, Inc.*	41,201
1,960	VistaPrint NV*(a)	70,129

		919,469

Shares	Description	Value
Common Stocks — (continued)
IT Services — 1.6%
4,248	Acxiom Corp.*	$58,282
5,186	Convergys Corp.*	69,026
5,904	CSG Systems International, Inc.*	96,058
2,047	Lender Processing Services, Inc.	34,042
40,706	Lionbridge Technologies, Inc.*	111,941
2,327	ManTech International Corp. Class A	81,794
3,658	ModusLink Global Solutions, Inc.	20,924
13,400	TeleTech Holdings, Inc.*	227,264

		699,331

Leisure Equipment & Products — 0.4%
2,565	Polaris Industries, Inc.	165,186

Life Sciences Tools & Services* — 0.5%
36,801	Affymetrix, Inc.	177,013
6,109	eResearchTechnology, Inc.	33,844

		210,857

Machinery — 4.8%
2,094	AGCO Corp.*	106,647
1,451	Alamo Group, Inc.	42,224
3,687	Altra Holdings, Inc.*	70,754
1,677	American Railcar Industries, Inc.*	43,770
5,733	Astec Industries, Inc.*	193,890
3,820	Briggs & Stratton Corp.	59,630
2,064	Colfax Corp.*	62,663
1,660	Douglas Dynamics, Inc.	22,593
542	Kaydon Corp.	18,493
12,473	Lydall, Inc.*	117,496
3,811	Met-Pro Corp.	39,977
3,966	Mueller Industries, Inc.	175,337
2,229	NACCO Industries, Inc. Class A	227,804
4,487	Sauer-Danfoss, Inc.*	226,145
4,264	Tennant Co.	164,079
2,546	The Greenbrier Cos., Inc.*	56,648
326	The Toro Co.	20,665
2,467	TriMas Corp.*	53,460
674	Trinity Industries, Inc.	21,204
1,257	Twin Disc, Inc.	38,879
8,597	Woodward, Inc.	360,902

		2,123,260

Media — 1.1%
3,044	Arbitron, Inc.	108,701
1,468	Clear Channel Outdoor Holdings, Inc. Class A*	17,763
2,730	Digital Generation, Inc.*	37,947
11,693	Entercom Communications Corp. Class A*	90,270
2,490	Harte-Hanks, Inc.	24,028
13,571	Journal Communications, Inc. Class A*	69,755
7,053	Pandora Media, Inc.*	93,029
960	Scholastic Corp.	28,330

		469,823

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 0.6%
2,743	Commercial Metals Co.	$39,335
50,500	Golden Star Resources Ltd.*	109,080
7,782	Hecla Mining Co.	40,933
7,081	Noranda Aluminum Holding Corp.	74,280

		263,628

Oil, Gas & Consumable Fuels — 8.1%
25,142	Alon USA Energy, Inc.	242,872
2,209	Contango Oil & Gas Co.*	137,577
1,907	Crosstex Energy, Inc.	23,952
12,109	CVR Energy, Inc.*	301,998
13,441	Delek US Holdings, Inc.	169,222
3,579	Energy Partners Ltd.*	57,192
2,375	Northern Oil and Gas, Inc.*	59,375
20,775	Oasis Petroleum, Inc.*	700,949
5,903	PetroQuest Energy, Inc.*	37,897
4,282	Rosetta Resources, Inc.*	205,493
2,076	Stone Energy Corp.*	58,232
1,481	Targa Resources Corp.	61,373
21,783	Tesoro Corp.*	545,228
28,120	W&T Offshore, Inc.	607,673
14,526	Warren Resources, Inc.*	51,713
19,331	Western Refining, Inc.(a)	319,541

		3,580,287

Paper & Forest Products — 0.2%
1,532	Buckeye Technologies, Inc.	51,368
2,419	KapStone Paper and Packaging Corp.*	42,236

		93,604

Personal Products* — 0.7%
2,740	Elizabeth Arden, Inc.	98,558
7,884	Medifast, Inc.(a)	129,928
2,665	USANA Health Sciences, Inc.	92,689

		321,175

Pharmaceuticals* — 2.4%
8,369	Jazz Pharmaceuticals PLC	389,159
6,402	Obagi Medical Products, Inc.	65,621
6,731	Optimer Pharmaceuticals, Inc.	87,301
4,653	Questcor Pharmaceuticals, Inc.	164,856
4,370	The Medicines Co.	87,924
8,965	ViroPharma, Inc.	267,067

		1,061,928

Professional Services — 2.0%
6,984	CDI Corp.	104,551
3,806	Heidrick & Struggles International, Inc.	83,656
6,714	Insperity, Inc.	188,126
21,322	Kelly Services, Inc. Class A	344,564
3,660	Kforce, Inc.*	45,530
1,345	Manpower, Inc.	53,948
2,879	Mistras Group, Inc.*	64,835

		885,210

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — 4.5%
2,159	Chesapeake Lodging Trust	$36,768
3,717	DuPont Fabros Technology, Inc.	94,783
2,820	Equity Lifestyle Properties, Inc.	197,795
420	Federal Realty Investment Trust	39,673
5,620	Getty Realty Corp.	94,191
12,067	Healthcare Realty Trust, Inc.	254,252
4,499	LTC Properties, Inc.	143,743
438	Mid-America Apartment Communities, Inc.	27,997
5,376	National Health Investors, Inc.	260,252
6,896	Potlatch Corp.	210,466
2,973	PS Business Parks, Inc.	184,742
8,151	Rayonier, Inc.	372,745
952	Regency Centers Corp.	39,337
233	Taubman Centers, Inc.	15,618

		1,972,362

Road & Rail — 1.9%
8,035	Avis Budget Group, Inc.*	115,302
12,875	Celadon Group, Inc.	192,481
9,356	Heartland Express, Inc.	138,656
5,768	RailAmerica, Inc.*	86,174
2,336	Roadrunner Transportation Systems, Inc.*	35,134
3,455	Universal Truckload Services, Inc.	61,430
7,879	Werner Enterprises, Inc.	205,878

		835,055

Semiconductors & Semiconductor Equipment — 3.0%
18,480	Integrated Device Technology, Inc.*	117,163
75,796	Lattice Semiconductor Corp.*	515,413
26,786	Micrel, Inc.	309,646
1,862	Netlogic Microsystems, Inc.*	92,727
21,540	PLX Technology, Inc.*	67,636
21,181	RF Micro Devices, Inc.*	105,693
4,809	Standard Microsystems Corp.*	123,880

		1,332,158

Software — 9.6%
11,231	Accelrys, Inc.*	84,120
4,699	Actuate Corp.*	27,066
11,397	Advent Software, Inc.*(b)	299,171
2,670	Aspen Technology, Inc.*	48,087
13,613	Blackbaud, Inc.	414,244
4,013	Bottomline Technologies, Inc.*	109,715
6,943	CommVault Systems, Inc.*	326,321
2,563	Deltek, Inc.*	26,425
1,066	ePlus, Inc.*	30,402
5,787	Kenexa Corp.*	139,004

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
25,956	Magma Design Automation, Inc.*	$185,845
9,466	Manhattan Associates, Inc.*	415,463
11,050	Mentor Graphics Corp.*	153,264
4,685	MicroStrategy, Inc. Class A*	539,337
2,562	OPNET Technologies, Inc.	90,823
3,281	Pegasystems, Inc.(a)	93,049
3,926	PROS Holdings, Inc.*	63,680
3,224	QAD, Inc. Class A*	41,686
1,838	QLIK Technologies, Inc.*	51,832
15,395	Quest Software, Inc.*	313,288
2,233	SeaChange International, Inc.*	16,033
2,827	Solarwinds, Inc.*	89,361
2,805	SuccessFactors, Inc.*	111,639
525	Taleo Corp. Class A*	18,905
3,533	TeleNav, Inc.*	26,250
7,597	The Ultimate Software Group, Inc.*	506,644

		4,221,654

Specialty Retail — 3.0%
1,546	Barnes & Noble, Inc.*(a)	18,660
3,676	Body Central Corp.*	98,811
2,538	Build-A-Bear Workshop, Inc.*	20,736
2,075	Conn’s, Inc.*	24,070
6,210	Group 1 Automotive, Inc.	331,241
7,098	Hot Topic, Inc.	51,957
7,480	Lithia Motors, Inc. Class A	166,131
5,587	Lumber Liquidators Holdings, Inc.*	119,338
1,272	Rue21, Inc.*	30,795
5,997	Select Comfort Corp.*	150,405
4,982	Sonic Automotive, Inc. Class A	77,669
15,110	Zale Corp.*(a)	43,064
6,895	Zumiez, Inc.*	196,921

		1,329,798

Textiles, Apparel & Luxury Goods — 1.3%
1,227	Fossil, Inc.*	116,626
4,714	Movado Group, Inc.	86,785
6,708	Oxford Industries, Inc.	341,638
2,259	Perry Ellis International, Inc.*	35,105

		580,154

Tobacco — 0.1%
1,299	Universal Corp.	58,299

Trading Companies & Distributors — 3.5%
2,943	Aircastle Ltd.	41,496
5,760	Applied Industrial Technologies, Inc.	222,221
11,737	Beacon Roofing Supply, Inc.*	268,308
10,106	H&E Equipment Services, Inc.*	171,701
10,153	Interline Brands, Inc.*	172,702
968	Kaman Corp.	30,172
381	MSC Industrial Direct Co., Inc. Class A	28,964
3,037	United Rentals, Inc.*	116,135
7,103	Watsco, Inc.	489,894

		1,541,593

Shares	Description	Value
Common Stocks — (continued)
Water Utilities — 0.0%
1,974	Consolidated Water Co., Ltd.	$15,378

Wireless Telecommunication Services — 0.4%
12,708	USA Mobility, Inc.	179,818

TOTAL COMMON STOCKS		$43,177,147

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.9%
Repurchase Agreement — 2.9%
Joint Repurchase Agreement Account II
$1,300,000	0.224%	02/01/12	$1,300,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$44,477,147

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 1.7%
Financial Square Money Market Fund
740,400	0.208%	$740,400

TOTAL INVESTMENTS — 102.3%		$45,217,547

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(1,009,711)

NET ASSETS — 100.0%		$44,207,836

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c) Joint repurchase agreement was entered into on January 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2012.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell 2000 Mini Index	10	March 2012	$791,200	$50,025

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$36,712,229

Gross unrealized gain	10,375,318
Gross unrealized loss	(1,870,000)

Net unrealized security gain	$8,505,318

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.4%
Aerospace & Defense — 2.1%
2,317	AAR Corp.	$49,097
6,768	Aerovironment, Inc.*	188,624
2,986	Alliant Techsystems, Inc.	177,398
691	American Science and Engineering, Inc.	49,407
5,497	BE Aerospace, Inc.*	231,973
23,312	Ceradyne, Inc.*	771,394
3,950	Cubic Corp.	182,648
10,593	Curtiss-Wright Corp.	395,754
8,517	DigitalGlobe, Inc.*	133,632
8,277	Ducommun, Inc.	119,603
1,072	Esterline Technologies Corp.*	65,553
1,617	Huntington Ingalls Industries, Inc.*	60,929
11,550	LMI Aerospace, Inc.*	228,574
12,830	Orbital Sciences Corp.*	185,907

		2,840,493

Air Freight & Logistics* — 0.2%
2,024	Atlas Air Worldwide Holdings, Inc.	96,413
25,809	Pacer International, Inc.	155,887

		252,300

Airlines — 0.7%
2,606	Allegiant Travel Co.*	143,252
65,752	SkyWest, Inc.	841,625

		984,877

Auto Components — 0.6%
18,088	Modine Manufacturing Co.*	197,883
22,870	Spartan Motors, Inc.	138,821
28,666	Superior Industries International, Inc.	520,861

		857,565

Automobiles — 0.1%
3,543	Thor Industries, Inc.	108,628

Beverages* — 0.6%
14,754	National Beverage Corp.	246,834
5,534	The Boston Beer Co., Inc. Class A(a)	553,677

		800,511

Biotechnology* — 0.6%
8,875	Cubist Pharmaceuticals, Inc.	362,278
18,073	Emergent Biosolutions, Inc.	306,699
14,855	Enzon Pharmaceuticals, Inc.	105,916
33,046	Nabi Biopharmaceuticals	61,135

		836,028

Building Products — 0.8%
7,390	American Woodmark Corp.	105,086
10,667	Fortune Brands Home & Security, Inc.*	198,086

Shares	Description	Value
Common Stocks — (continued)
Building Products — (continued)
5,484	Simpson Manufacturing Co., Inc.	$177,572
19,587	Universal Forest Products, Inc.	622,279

		1,103,023

Capital Markets — 3.0%
32,716	BlackRock Kelso Capital Corp.	296,734
1,932	Capital Southwest Corp.(b)	171,446
1,876	Financial Engines, Inc.*	44,930
14,483	GAMCO Investors, Inc. Class A	673,460
25,395	Gladstone Capital Corp.	227,285
6,973	Golub Capital BDC, Inc.(a)	106,547
66,063	Hercules Technology Growth Capital, Inc.	629,580
9,391	INTL FCStone, Inc.*	241,161
13,175	MVC Capital, Inc.	165,215
81,617	NGP Capital Resources Co.	634,980
2,772	Raymond James Financial, Inc.	97,020
18,325	Safeguard Scientifics, Inc.*	291,368
44,217	TICC Capital Corp.	413,429

		3,993,155

Chemicals — 2.8%
33,731	A. Schulman, Inc.	826,409
2,643	Georgia Gulf Corp.*	92,637
5,375	Innophos Holdings, Inc.	268,320
31,185	Kraton Performance Polymers, Inc.*	886,901
1,219	Minerals Technologies, Inc.	77,346
13,268	OM Group, Inc.*	359,961
40,895	PolyOne Corp.	589,706
29,178	Spartech Corp.*	156,686
2,843	Stepan Co.	244,327
2,656	TPC Group, Inc.*	87,250
4,608	Tredegar Corp.	113,633

		3,703,176

Commercial Banks — 11.3%
10,558	1st Source Corp.	264,372
33,259	Banco Latinoamericano de Comercio Exterior SA Class E	615,624
6,008	Cathay General Bancorp	94,566
139,861	CVB Financial Corp.(a)	1,472,736
9,687	F.N.B. Corp.	113,532
28,175	First Bancorp	327,957
31,009	First Financial Bancorp	538,936
44,542	First Interstate BancSystem, Inc.	612,898
26,834	First Niagara Financial Group, Inc.	256,801
27,324	FirstMerit Corp.	428,714
5,828	Fulton Financial Corp.	54,142
39,696	Glacier Bancorp, Inc.	554,553
17,468	Great Southern Bancorp, Inc.	424,472
3,725	Home Bancshares, Inc.	97,074
95,679	International Bancshares Corp.	1,838,950
107,020	Investors Bancorp, Inc.*	1,579,615
6,175	Lakeland Financial Corp.	156,475

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
7,914	National Penn Bancshares, Inc.	$68,773
2,656	PacWest Bancorp	56,493
4,164	Park National Corp.(a)	288,274
55,825	Popular, Inc.*	87,645
20,392	PrivateBancorp, Inc.	288,343
8,486	Prosperity Bancshares, Inc.	352,254
33,225	Renasant Corp.	524,291
27,147	Southwest Bancorp, Inc.*	226,678
8,357	State Bank Financial Corp.*	133,628
24,531	Susquehanna Bancshares, Inc.	224,213
17,656	SVB Financial Group*	1,024,754
43,009	Texas Capital Bancshares, Inc.*(a)	1,364,246
3,912	TriCo Bancshares	58,445
17,728	Umpqua Holdings Corp.	215,750
10,931	United Bankshares, Inc.(a)	305,084
84,003	Wilshire Bancorp, Inc.*	294,011
4,982	Wintrust Financial Corp.	152,698

		15,096,997

Commercial Services & Supplies — 1.0%
2,734	ABM Industries, Inc.	59,328
9,364	Copart, Inc.*	440,483
3,557	HNI Corp.	96,501
43,463	Kimball International, Inc. Class B	264,690
6,510	The Geo Group, Inc.*	114,446
11,447	United Stationers, Inc.	370,081

		1,345,529

Communications Equipment* — 0.8%
8,656	Calix, Inc.	65,526
95,179	Extreme Networks, Inc.	308,380
14,137	Riverbed Technology, Inc.	338,440
65,958	Symmetricom, Inc.	411,578

		1,123,924

Computers & Peripherals — 1.5%
46,971	Electronics for Imaging, Inc.*	806,022
67,110	Imation Corp.*	397,962
147,927	Quantum Corp.*	372,776
7,659	Silicon Graphics International Corp.*	104,469
8,348	STEC, Inc.*	78,972
11,529	Xyratex Ltd.	183,081

		1,943,282

Construction & Engineering* — 0.1%
2,233	URS Corp.	91,888

Consumer Finance — 0.8%
72,522	Advance America Cash Advance Centers, Inc.	570,748
12,589	Cash America International, Inc.	552,154

		1,122,902

Distributors — 0.1%
2,678	Core-Mark Holding Co., Inc.	108,754

Shares	Description	Value
Common Stocks — (continued)
Diversified Consumer Services* — 0.4%
9,071	Ascent Capital Group LLC Class A	$429,875
6,067	Universal Technical Institute, Inc.	84,634

		514,509

Diversified Financial Services — 0.1%
10,333	Compass Diversified Holdings	144,869

Diversified Telecommunication Services — 0.1%
9,264	IDT Corp. Class B	81,523

Electric Utilities — 1.9%
65,871	PNM Resources, Inc.	1,173,163
54,697	Portland General Electric Co.	1,364,143

		2,537,306

Electrical Equipment — 0.7%
9,209	Encore Wire Corp.	251,406
69,049	LSI Industries, Inc.	490,938
14,694	Vicor Corp.	131,218

		873,562

Electronic Equipment, Instruments & Components — 1.8%
39,811	Agilysys, Inc.*	324,061
16,540	CTS Corp.	166,392
36,047	Insight Enterprises, Inc.*	665,428
47,990	Methode Electronics, Inc.	476,541
8,012	Newport Corp.*	147,982
16,737	RadiSys Corp.*	100,924
38,447	Vishay Intertechnology, Inc.*	472,129

		2,353,457

Energy Equipment & Services* — 0.4%
5,412	Dawson Geophysical Co.	192,613
6,618	Exterran Holdings, Inc.	61,415
6,789	ION Geophysical Corp.	50,442
14,910	Union Drilling, Inc.	95,871
31,972	Willbros Group, Inc.	136,201

		536,542

Food & Staples Retailing — 0.8%
7,139	Ingles Markets, Inc. Class A	124,433
31,582	SUPERVALU, Inc.(a)	218,232
11,696	Susser Holdings Corp.*	278,950
42,368	Winn-Dixie Stores, Inc.*	400,377

		1,021,992

Food Products — 1.6%
80,513	Dole Food Co., Inc.*(a)	772,925
15,593	Fresh Del Monte Produce, Inc.	381,717
12,750	Lancaster Colony Corp.	885,997
9,448	Pilgrim’s Pride Corp.*	50,830

		2,091,469

Gas Utilities — 1.6%
49,949	Southwest Gas Corp.	2,087,868

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — 0.3%
3,925	Align Technology, Inc.*	$92,473
10,376	Invacare Corp.	177,222
12,852	Medical Action Industries, Inc.*	68,116

		337,811

Health Care Providers & Services — 3.7%
17,712	Assisted Living Concepts, Inc. Class A	277,724
1,899	Centene Corp.*	85,835
41,420	Kindred Healthcare, Inc.*	508,224
20,205	Magellan Health Services, Inc.*	986,408
53,354	Molina Healthcare, Inc.*	1,633,166
22,355	Skilled Healthcare Group, Inc. Class A*	137,260
43,163	Universal American Corp.	474,361
14,157	WellCare Health Plans, Inc.*	846,022

		4,949,000

Hotels, Restaurants & Leisure* — 1.7%
2,778	Biglari Holdings, Inc.	1,099,921
7,482	Boyd Gaming Corp.	65,617
1,303	Domino’s Pizza, Inc.	42,543
60,496	O’Charley’s, Inc.	392,619
17,941	Papa John’s International, Inc.	695,035

		2,295,735

Household Durables — 1.7%
15,706	Blyth, Inc.	988,693
6,605	CSS Industries, Inc.	141,479
5,945	Ethan Allen Interiors, Inc.	140,302
15,754	Hooker Furniture Corp.	189,836
12,995	Tempur-Pedic International, Inc.*	866,896

		2,327,206

Household Products* — 0.4%
61,857	Central Garden & Pet Co. Class A	585,167

Independent Power Producers & Energy Traders — 0.1%
19,258	Genie Energy Ltd. Class B	201,439

Industrial Conglomerates* — 0.2%
125	Seaboard Corp.	242,690

Insurance — 5.4%
7,399	Allied World Assurance Co. Holdings Ltd.	455,260
3,275	Alterra Capital Holdings Ltd.	79,157
34,961	American Equity Investment Life Holding Co.	403,100
3,228	American Financial Group, Inc.	118,371
15,556	Aspen Insurance Holdings Ltd.	413,167
103,413	CNO Financial Group, Inc.*	694,935
2,050	Delphi Financial Group, Inc. Class A	91,246
4,025	First American Financial Corp.	59,651

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
137,179	Flagstone Reinsurance Holdings SA(a)	$1,197,573
15,488	Global Indemnity PLC*	311,154
5,252	Kansas City Life Insurance Co.(a)	169,955
70,094	Maiden Holdings Ltd.	653,276
3,357	Mercury General Corp.	146,701
17,409	Montpelier Re Holdings Ltd.	302,394
8,928	Presidential Life Corp.	99,547
30,919	Primerica, Inc.	757,515
5,118	Reinsurance Group of America, Inc.	278,880
24,745	Symetra Financial Corp.	228,149
6,588	Tower Group, Inc.	142,235
8,249	United Fire & Casualty Co.	161,928
1,730	Validus Holdings Ltd.	55,481
13,131	W.R. Berkley Corp.	449,999

		7,269,674

Internet Software & Services — 0.5%
72,386	Marchex, Inc. Class B(a)	327,185
32,793	RealNetworks, Inc.	334,816

		662,001

IT Services — 1.6%
16,557	Acxiom Corp.*	227,162
133,641	Ciber, Inc.*	581,338
30,060	Convergys Corp.*	400,099
7,874	CSG Systems International, Inc.*	128,110
2,339	Heartland Payment Systems, Inc.	56,136
2,314	Jack Henry & Associates, Inc.	79,139
66,490	Lionbridge Technologies, Inc.*	182,847
7,763	ManTech International Corp. Class A	272,869
3,914	Sapient Corp.	50,491
11,157	TeleTech Holdings, Inc.*	189,223

		2,167,414

Leisure Equipment & Products — 0.2%
30,199	Callaway Golf Co.	202,333

Life Sciences Tools & Services* — 0.4%
99,481	Affymetrix, Inc.	478,504
23,292	Albany Molecular Research, Inc. Class A	71,273

		549,777

Machinery — 3.9%
23,411	Albany International Corp. Class A	562,332
6,291	American Railcar Industries, Inc.*	164,195
10,190	Astec Industries, Inc.*	344,626
28,384	Briggs & Stratton Corp.	443,074
9,136	EnPro Industries, Inc.*	322,592
20,596	Kadant, Inc.*	499,659
32,415	Miller Industries, Inc.	528,689
23,386	Mueller Industries, Inc.	1,033,895
9,732	NACCO Industries, Inc. Class A	994,610

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
22,287	Tecumseh Products Co. Class A*	$111,881
7,203	The Greenbrier Cos., Inc.*	160,267

		5,165,820

Media — 0.8%
3,161	Arbitron, Inc.	112,879
3,489	Digital Generation, Inc.*	48,497
13,330	Entercom Communications Corp. Class A*	102,908
82,292	Journal Communications, Inc. Class A*	422,981
14,403	Live Nation Entertainment, Inc.*	148,063
10,863	Pandora Media, Inc.*	143,283
1,575	Scholastic Corp.	46,478

		1,025,089

Metals & Mining — 1.1%
3,776	Commercial Metals Co.	54,148
11,757	Kaiser Aluminum Corp.	580,561
16,920	Materion Corp.*	497,617
3,983	Olympic Steel, Inc.	102,721
2,216	Royal Gold, Inc.	168,726

		1,403,773

Multi-Utilities — 0.5%
17,442	Black Hills Corp.	588,842
3,439	NorthWestern Corp.	120,846

		709,688

Multiline Retail — 0.7%
64,292	Fred’s, Inc. Class A	948,307

Oil, Gas & Consumable Fuels — 4.5%
36,298	Alon USA Energy, Inc.	350,639
2,261	Contango Oil & Gas Co.*	140,815
6,048	CVR Energy, Inc.*	150,837
28,472	Delek US Holdings, Inc.	358,462
4,476	Energy Partners Ltd.*	71,526
35,889	Oasis Petroleum, Inc.*	1,210,895
46,819	PetroQuest Energy, Inc.*(a)	300,578
3,328	REX American Resources Corp.*	85,530
2,614	Targa Resources Corp.	108,324
54,609	Tesoro Corp.*(b)	1,366,863
68,947	USEC, Inc.*(a)	131,689
52,359	W&T Offshore, Inc.	1,131,478
39,896	Western Refining, Inc.	659,481

		6,067,117

Paper & Forest Products* — 0.9%
15,734	Clearwater Paper Corp.	574,606
35,575	KapStone Paper and Packaging Corp.	621,139

		1,195,745

Personal Products* — 0.5%
8,813	Medifast, Inc.	145,238
41,586	Prestige Brands Holdings, Inc.	533,964

		679,202

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals* — 1.1%
15,109	Jazz Pharmaceuticals PLC	$702,568
27,201	ViroPharma, Inc.	810,318

		1,512,886

Professional Services — 1.5%
30,594	CDI Corp.	457,992
8,101	Heidrick & Struggles International, Inc.	178,060
61,355	Kelly Services, Inc. Class A	991,497
8,516	Manpower, Inc.	341,577

		1,969,126

Real Estate Investment Trusts — 14.1%
7,962	Acadia Realty Trust	167,361
19,980	Agree Realty Corp.	498,701
23,537	American Campus Communities, Inc.	1,007,384
18,322	Ashford Hospitality Trust	165,081
4,753	Chatham Lodging Trust	58,795
4,911	DiamondRock Hospitality Co.	51,762
28,264	DuPont Fabros Technology, Inc.	720,732
2,379	EastGroup Properties, Inc.	113,003
25,139	Equity Lifestyle Properties, Inc.	1,763,249
9,466	Equity One, Inc.	178,434
48,975	Extra Space Storage, Inc.	1,289,022
2,104	Federal Realty Investment Trust	198,744
87,707	Franklin Street Properties Corp.	893,734
13,657	Getty Realty Corp.	228,891
73,505	Healthcare Realty Trust, Inc.	1,548,750
5,994	LaSalle Hotel Properties	162,138
41,109	LTC Properties, Inc.	1,313,433
777	Mid-America Apartment Communities, Inc.	49,666
158,406	MPG Office Trust, Inc.*(a)	403,935
24,146	National Health Investors, Inc.	1,168,908
12,491	National Retail Properties, Inc.	337,382
55,618	OMEGA Healthcare Investors, Inc.	1,159,079
3,737	One Liberty Properties, Inc.	64,837
3,026	Pebblebrook Hotel Trust	67,117
51,309	Potlatch Corp.	1,565,951
11,438	PS Business Parks, Inc.	710,757
36,089	Rayonier, Inc.	1,650,350
11,122	Regency Centers Corp.	459,561
8,535	Strategic Hotels & Resorts, Inc.*	53,002
4,784	Sunstone Hotel Investors, Inc.*	44,443
2,104	Taubman Centers, Inc.	141,031
12,083	Universal Health Realty Income Trust	483,199
8,748	Urstadt Biddle Properties Class A	171,111

		18,889,543

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Management & Development — 0.0%
645	Jones Lang LaSalle, Inc.	$50,800

Road & Rail — 1.4%
2,042	Arkansas Best Corp.	37,001
10,344	Heartland Express, Inc.	153,298
4,404	Knight Transportation, Inc.	77,554
13,865	Universal Truckload Services, Inc.	246,520
53,640	Werner Enterprises, Inc.	1,401,613

		1,915,986

Semiconductors & Semiconductor Equipment* — 1.5%
28,303	DSP Group, Inc.	162,176
232,080	Lattice Semiconductor Corp.	1,578,144
25,636	Photronics, Inc.	175,863
2,148	Standard Microsystems Corp.	55,333

		1,971,516

Software — 2.3%
48,238	Accelrys, Inc.*	361,303
64,766	Magma Design Automation, Inc.*	463,725
27,073	Mentor Graphics Corp.*	375,502
7,675	MicroStrategy, Inc. Class A*	883,546
7,352	Pegasystems, Inc.	208,503
10,207	QAD, Inc. Class A*	131,977
26,069	Quest Software, Inc.*	530,504
4,698	SS&C Technologies Holdings, Inc.*	88,181

		3,043,241

Specialty Retail — 4.2%
3,912	Asbury Automotive Group, Inc.*	89,624
21,409	Barnes & Noble, Inc.*(a)	258,407
19,148	Build-A-Bear Workshop, Inc.*	156,439
33,961	Group 1 Automotive, Inc.	1,811,480
13,537	Hot Topic, Inc.	99,091
38,651	Lithia Motors, Inc. Class A	858,439
8,752	Lumber Liquidators Holdings, Inc.*	186,943
3,133	Penske Automotive Group, Inc.	70,116
12,614	Shoe Carnival, Inc.*	319,008
31,957	Sonic Automotive, Inc. Class A	498,209
72,703	Stage Stores, Inc.	1,118,172
22,274	Zale Corp.*	63,481
3,428	Zumiez, Inc.*	97,904

		5,627,313

Textiles, Apparel & Luxury Goods — 0.9%
5,317	Columbia Sportswear Co.	243,784
27,252	Kenneth Cole Productions, Inc. Class A*	334,927
12,867	Movado Group, Inc.	236,882
22,681	Perry Ellis International, Inc.*	352,463
6,869	The Jones Group, Inc.	62,714

		1,230,770

Shares	Description	Value
Common Stocks — (continued)
Thrifts & Mortgage Finance — 1.9%
63,382	Astoria Financial Corp.	$527,972
13,009	BankUnited, Inc.	298,036
57,379	Brookline Bancorp, Inc.	531,903
41,691	Northwest Bancshares, Inc.	513,633
3,787	Oritani Financial Corp.	49,117
13,477	People’s United Financial, Inc.	166,172
10,707	Provident Financial Services, Inc.	148,185
27,600	Radian Group, Inc.(a)	75,900
13,217	Washington Federal, Inc.	208,300

		2,519,218

Tobacco — 0.4%
66,113	Alliance One International, Inc.*	192,389
7,575	Universal Corp.	339,966

		532,355

Trading Companies & Distributors — 2.0%
8,327	Beacon Roofing Supply, Inc.*	190,355
23,445	H&E Equipment Services, Inc.*	398,330
15,409	Interline Brands, Inc.*	262,107
3,075	Kaman Corp.	95,848
1,356	MSC Industrial Direct Co., Inc. Class A	103,083
5,931	RSC Holdings, Inc.*	125,678
12,937	United Rentals, Inc.*(a)	494,711
14,068	Watsco, Inc.	970,270

		2,640,382

Wireless Telecommunication Services — 0.5%
44,638	USA Mobility, Inc.	631,628

TOTAL COMMON STOCKS		$130,075,881

Investment Company — 0.1%
Capital Markets — 0.1%
10,178	THL Credit, Inc.	$132,721

		Expiration
Units	Description	Month	Value
Warrant* — 0.0%
Media — 0.0%
635	Granite Broadcasting Corp.	06/12	$—

Right — 0.0%
Food Products — 0.0%
9,448	Pilgrim Pride Corp.	02/12	$1,723

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.7%
Repurchase Agreement — 2.7%
Joint Repurchase Agreement Account II
$3,600,000	0.224%	02/01/12	$3,600,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$133,810,325

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 3.5%
Financial Square Money Market Fund
4,641,200	0.208%	$4,641,200

TOTAL INVESTMENTS — 103.7%		$138,451,525

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(4,948,104)

NET ASSETS — 100.0%		$133,503,421

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c) Joint repurchase agreement was entered into on January 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2012.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell Mini 2000 Index	30	March 2012	$2,373,600	$184,349

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$113,071,739

Gross unrealized gain	30,986,371
Gross unrealized loss	(5,606,585)

Net unrealized security gain	$25,379,786

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Aerospace & Defense — 1.9%
12,190	Alliant Techsystems, Inc.	$724,208
33,020	BE Aerospace, Inc.*	1,393,444
16,438	Exelis, Inc.	164,216
9,462	L-3 Communications Holdings, Inc.	669,342
57,018	Northrop Grumman Corp.	3,309,895
1,892	United Technologies Corp.	148,238

		6,409,343

Air Freight & Logistics — 2.0%
48,828	FedEx Corp.	4,467,273
30,115	United Parcel Service, Inc. Class B	2,278,200

		6,745,473

Automobiles — 0.1%
13,225	Thor Industries, Inc.	405,479

Beverages — 0.5%
17,667	Molson Coors Brewing Co. Class B	757,738
12,531	The Coca-Cola Co.	846,218

		1,603,956

Biotechnology — 3.8%
26,056	Alexion Pharmaceuticals, Inc.*	2,000,059
47,164	Amgen, Inc.	3,202,907
21,942	Biogen Idec, Inc.*	2,587,401
7,770	Celgene Corp.*	564,879
83,943	Gilead Sciences, Inc.*	4,099,776
11,053	United Therapeutics Corp.*	543,586

		12,998,608

Building Products* — 0.1%
21,356	Fortune Brands Home & Security, Inc.	396,581

Capital Markets — 1.6%
5,932	Franklin Resources, Inc.	629,385
9,965	Raymond James Financial, Inc.	348,775
104,292	SEI Investments Co.	1,915,844
123,623	The Bank of New York Mellon Corp.	2,488,531

		5,382,535

Chemicals — 1.0%
25,275	Airgas, Inc.	1,994,956
5,241	Ashland, Inc.	330,497
4,584	CF Industries Holdings, Inc.	813,110
8,351	Eastman Chemical Co.	420,222

		3,558,785

Commercial Banks — 2.3%
28,992	Associated Banc-Corp	361,240
4,099	Bank of Hawaii Corp.	187,406
31,398	BB&T Corp.	853,712

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
15,211	City National Corp.	$697,881
4,595	Comerica, Inc.	127,144
3,190	Commerce Bancshares, Inc.	123,836
5,600	Cullen/Frost Bankers, Inc.	311,752
11,164	East West Bancorp, Inc.	245,161
57,754	KeyCorp.	448,748
7,778	M&T Bank Corp.	620,218
14,996	PNC Financial Services Group, Inc.	883,564
11,498	TCF Financial Corp.	115,440
7,349	U.S. Bancorp	207,389
93,570	Wells Fargo & Co.	2,733,180

		7,916,671

Commercial Services & Supplies* — 0.1%
9,471	Copart, Inc.	445,516

Communications Equipment — 1.7%
248,774	Cisco Systems, Inc.	4,883,434
21,140	Juniper Networks, Inc.*	442,460
4,153	Riverbed Technology, Inc.*	99,423
78,337	Tellabs, Inc.	297,680

		5,722,997

Computers & Peripherals — 7.1%
26,436	Apple, Inc.*(a)	12,067,505
264,029	Dell, Inc.*	4,549,220
63,497	Hewlett-Packard Co.	1,776,646
15,869	NetApp, Inc.*	598,896
39,990	QLogic Corp.*	692,627
5,372	Seagate Technology PLC	113,564
123,066	Western Digital Corp.*	4,473,449

		24,271,907

Construction & Engineering* — 0.1%
4,780	URS Corp.	196,697

Consumer Finance — 1.0%
72,044	Capital One Financial Corp.	3,296,013

Containers & Packaging — 0.1%
3,338	Bemis Co., Inc.	104,413
18,329	Sealed Air Corp.	365,297

		469,710

Diversified Consumer Services — 0.4%
2,961	Apollo Group, Inc. Class A*	155,186
16,316	Weight Watchers International, Inc.	1,242,137

		1,397,323

Diversified Financial Services — 2.8%
209,049	Bank of America Corp.	1,490,519
116,719	Citigroup, Inc.	3,585,608
10,459	CME Group, Inc.	2,505,035
25,481	JPMorgan Chase & Co.	950,441
31,356	MSCI, Inc. Class A*	1,021,579

		9,553,182

Diversified Telecommunication Services — 2.4%
273,106	AT&T, Inc.	8,032,047

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — 2.2%
168,071	Duke Energy Corp.	$3,581,593
10,975	Entergy Corp.	761,445
12,648	Great Plains Energy, Inc.	260,802
2,374	ITC Holdings Corp.	174,988
13,450	Northeast Utilities	467,388
11,902	Pepco Holdings, Inc.	233,993
42,208	The Southern Co.	1,922,996

		7,403,205

Electrical Equipment — 0.5%
30,012	Emerson Electric Co.	1,542,017

Electronic Equipment, Instruments & Components* — 1.2%
82,341	Flextronics International Ltd.	565,683
173,423	Ingram Micro, Inc. Class A	3,291,568
19,696	Vishay Intertechnology, Inc.	241,867

		4,099,118

Energy Equipment & Services* — 0.0%
1,140	SEACOR Holdings, Inc.	104,344

Food & Staples Retailing — 1.0%
5,237	Safeway, Inc.	115,109
127,433	SUPERVALU, Inc.(b)	880,562
7,005	The Kroger Co.	166,439
70,341	Walgreen Co.	2,346,576

		3,508,686

Food Products — 2.7%
50,331	Archer-Daniels-Midland Co.	1,440,976
29,076	Bunge Ltd.	1,665,182
5,764	ConAgra Foods, Inc.	153,726
55,892	Dean Foods Co.*	601,398
6,772	Hormel Foods Corp.	194,898
5,864	Mead Johnson Nutrition Co.	434,464
18,757	Smithfield Foods, Inc.*	418,844
2,139	The Hershey Co.	130,650
231,915	Tyson Foods, Inc. Class A	4,322,896

		9,363,034

Health Care Equipment & Supplies — 0.8%
250,705	Boston Scientific Corp.*	1,494,202
37,482	CareFusion Corp.*	897,694
8,748	DENTSPLY International, Inc.	330,149
2,269	Varian Medical Systems, Inc.*	149,459

		2,871,504

Health Care Providers & Services — 2.8%
40,803	Cardinal Health, Inc.	1,755,753
28,936	Coventry Health Care, Inc.*	870,105
54,139	Humana, Inc.	4,819,454
4,370	Quest Diagnostics, Inc.	253,810
5,585	UnitedHealth Group, Inc.	289,247
26,652	WellPoint, Inc.	1,714,257

		9,702,626

Shares	Description	Value
Common Stocks — (continued)
Health Care Technology* — 0.0%
1,559	Cerner Corp.	$94,928

Hotels, Restaurants & Leisure — 0.5%
18,593	Carnival Corp.	561,509
6,913	Marriott International, Inc. Class A	238,153
5,806	Marriott Vacations Worldwide Corp.*	120,474
6,948	Wynn Resorts Ltd.	800,618

		1,720,754

Household Durables — 1.3%
14,603	Harman International Industries, Inc.	616,247
10,299	Leggett & Platt, Inc.	221,017
25,621	Mohawk Industries, Inc.*	1,566,980
32,131	Tempur-Pedic International, Inc.*	2,143,459

		4,547,703

Household Products — 2.9%
2,016	Church & Dwight Co., Inc.	91,466
20,459	Colgate-Palmolive Co.	1,856,041
125,930	The Procter & Gamble Co.	7,938,627

		9,886,134

Independent Power Producers & Energy Traders — 0.0%
2,531	Constellation Energy Group, Inc.	92,204

Industrial Conglomerates — 2.2%
353,377	General Electric Co.	6,611,684
13,961	Tyco International Ltd.	711,313

		7,322,997

Insurance — 4.3%
19,437	American Financial Group, Inc.	712,755
2,932	Assurant, Inc.	116,107
104,781	Berkshire Hathaway, Inc. Class B*	8,211,687
8,811	HCC Insurance Holdings, Inc.	244,593
11,085	Lincoln National Corp.	238,771
9,693	Loews Corp.	361,646
11,105	MetLife, Inc.	392,340
4,188	Protective Life Corp.	104,742
2,399	Prudential Financial, Inc.	137,319
3,720	Reinsurance Group of America, Inc.	202,703
4,474	The Allstate Corp.	129,075
157,826	Unum Group	3,603,167
2,345	W.R. Berkley Corp.	80,363

		14,535,268

Internet Software & Services — 1.8%
10,475	Google, Inc. Class A*	6,076,652
5,690	VeriSign, Inc.	210,872

		6,287,524

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
IT Services — 2.8%
94,129	Accenture PLC Class A	$5,397,357
28,153	Amdocs Ltd.*	828,824
34,581	Computer Sciences Corp.	893,227
11,474	International Business Machines Corp.	2,209,892
5,368	VeriFone Systems, Inc.*	229,214

		9,558,514

Machinery — 1.6%
19,098	AGCO Corp.*	972,661
12,589	Harsco Corp.	279,854
4,621	Parker Hannifin Corp.	372,822
59,460	The Toro Co.	3,769,170
6,381	Trinity Industries, Inc.	200,746

		5,595,253

Media — 4.2%
24,683	Cablevision Systems Corp. Class A	359,138
117,018	DIRECTV Class A*	5,266,980
149,842	DISH Network Corp. Class A	4,183,589
76,879	News Corp. Class A	1,447,631
12,418	Pandora Media, Inc.*	163,793
17,831	Regal Entertainment Group Class A	221,996
67,495	Time Warner, Inc.	2,501,365

		14,144,492

Metals & Mining — 0.2%
12,001	Alcoa, Inc.	121,930
7,821	Newmont Mining Corp.	480,835
4,829	Nucor Corp.	214,842

		817,607

Multi-Utilities — 1.6%
11,690	Ameren Corp.	369,872
50,620	Integrys Energy Group, Inc.	2,627,684
13,349	NiSource, Inc.	303,423
3,365	NSTAR	151,189
5,868	PG&E Corp.	238,593
28,592	Sempra Energy	1,626,885

		5,317,646

Multiline Retail — 1.5%
37,346	Big Lots, Inc.*	1,474,793
19,484	Dollar Tree, Inc.*	1,652,438
36,507	Family Dollar Stores, Inc.	2,037,091

		5,164,322

Oil, Gas & Consumable Fuels — 11.1%
4,357	Chesapeake Energy Corp.	92,063
53,992	Chevron Corp.	5,565,495
4,774	Cimarex Energy Co.	278,706
100,235	ConocoPhillips	6,837,029
27,106	Devon Energy Corp.	1,729,634
88,722	Exxon Mobil Corp.	7,429,580
10,770	Forest Oil Corp.*	140,010
28,556	Hess Corp.	1,607,703
10,532	Marathon Petroleum Corp.	402,533
14,667	Murphy Oil Corp.	874,153

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
45,363	Occidental Petroleum Corp.	$4,525,867
16,774	Quicksilver Resources, Inc.*	84,038
20,576	Southwestern Energy Co.*	640,737
119,713	Tesoro Corp.*	2,996,416
196,354	Valero Energy Corp.	4,710,533

		37,914,497

Personal Products — 0.2%
14,198	Herbalife Ltd.	821,780

Pharmaceuticals — 5.4%
138,557	Eli Lilly & Co.	5,506,255
5,184	Forest Laboratories, Inc.*	164,748
13,289	Johnson & Johnson	875,878
71,098	Merck & Co., Inc.	2,720,209
420,879	Pfizer, Inc.	9,006,811

		18,273,901

Professional Services — 0.3%
25,428	Manpower, Inc.	1,019,917

Real Estate Investment Trusts — 2.5%
13,182	American Tower Corp.	837,189
5,959	Boston Properties, Inc.	620,034
9,676	ProLogis, Inc.	306,826
93,020	Rayonier, Inc.	4,253,804
3,053	Regency Centers Corp.	126,150
16,602	Simon Property Group, Inc.	2,255,548

		8,399,551

Real Estate Management & Development — 0.1%
2,401	Jones Lang LaSalle, Inc.	189,103

Semiconductors & Semiconductor Equipment — 1.4%
175,892	Intel Corp.	4,647,066
11,143	Marvell Technology Group Ltd.*	173,051

		4,820,117

Software — 5.5%
8,460	Cadence Design Systems, Inc.*	89,337
4,623	Fortinet, Inc.*	105,451
362,006	Microsoft Corp.	10,690,037
265,734	Oracle Corp.	7,493,699
12,311	Synopsys, Inc.*	359,235
986	VMware, Inc. Class A*	89,992

		18,827,751

Specialty Retail — 1.8%
5,310	Aaron’s, Inc.	141,299
497	AutoZone, Inc.*	172,897
46,996	Best Buy Co., Inc.	1,125,554
39,318	Dick’s Sporting Goods, Inc.	1,620,295
17,104	Foot Locker, Inc.	448,809
78,451	Lowe’s Cos., Inc.	2,104,840
4,997	Ulta Salon, Cosmetics & Fragrance, Inc.*	380,871

		5,994,565

Textiles, Apparel & Luxury Goods* — 0.2%
7,128	Fossil, Inc.	677,516

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Thrifts & Mortgage Finance — 0.1%
26,783	Hudson City Bancorp, Inc.	$180,250

Tobacco — 3.0%
42,548	Lorillard, Inc.	4,569,230
77,517	Philip Morris International, Inc.	5,795,946

		10,365,176

Trading Companies & Distributors — 0.5%
16,423	MSC Industrial Direct Co., Inc. Class A	1,248,476
2,854	W.W. Grainger, Inc.	544,372

		1,792,848

Wireless Telecommunication Services* — 0.3%
513,562	Sprint Nextel Corp.	1,088,751

TOTAL COMMON STOCKS		$332,848,426

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 0.3%
Repurchase Agreement — 0.3%
Joint Repurchase Agreement Account II
$1,000,000	0.224%	02/01/12	$1,000,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$333,848,426

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 0.3%
Financial Square Money Market Fund
877,250	0.208%	$877,250

TOTAL INVESTMENTS — 98.1%		$334,725,676

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		6,649,574

NET ASSETS — 100.0%		$341,375,250

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b) All or a portion of security is on loan.

(c) Joint repurchase agreement was entered into on January 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2012.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-Mini Index	111	March 2012	$7,260,510	$(20,172)

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$282,166,844

Gross unrealized gain	58,800,698
Gross unrealized loss	(6,241,866)

Net unrealized security gain	$52,558,832

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of January 31, 2012:
BALANCED

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$70,201,367	$—	$—
Fixed Income
Corporate Obligations	—	11,858,797	—
Mortgage-Backed Obligations	—	14,559,615	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	12,727,505	2,081,259	—
Asset-Backed Securities	—	4,244,460	—
Foreign Debt Obligations	—	982,340	—
Government Guarantee Obligations	—	356,881	—
Municipal Debt Obligations	—	250,139	—
Structured Note	—	378,617	—
Short-term Investments	—	6,000,000	—
Securities Lending Reinvestment Vehicle	1,021,850	—	—

Total	$83,950,722	$40,712,108	$—

Derivatives Type	Level 1	Level 2	Level 3

Assets(a)
Futures Contracts	$134,381	$—	$—
Interest Rate Swap Contracts	—	5,208	—
Credit Default Swap Contracts	—	5,785	—

Total	$134,381	$10,993	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(27,528)	$—
Futures Contracts	(11,954)	—	—
Interest Rate Swap Contracts	—	(27,989)	—
Credit Default Swap Contracts	—	(2,749)	—

Total	$(11,954)	$(58,266)	$—

STRUCTURED LARGE CAP GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$587,507,266	$—	$—
Short-term Investments	—	8,400,000	—
Securities Lending Reinvestment Vehicle	4,498,625	—	—

Total	$592,005,891	$8,400,000	$—

Derivatives Type	Level 1	Level 2	Level 3

Assets(a)
Futures Contracts	$177,850	$—	$—

STRUCTURED LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$535,892,617	$—	$—
Short-term Investments	—	9,400,000	—
Securities Lending Reinvestment Vehicle	1,528,475	—	—

Total	$537,421,092	$9,400,000	$—

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivatives Type	Level 1	Level 2	Level 3

Assets(a)
Futures Contracts	$229,598	$—	$—

STRUCTURED SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$219,020,643	$—	$—
Short-term Investments	—	6,200,000	—
Securities Lending Reinvestment Vehicle	5,550,525	—	—

Total	$224,571,168	$6,200,000	$—

Derivatives Type	Level 1	Level 2	Level 3

Assets(a)
Futures Contracts	$263,309	$—	$—

STRUCTURED SMALL CAP GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$43,177,147	$—	$—
Short-term Investments	—	1,300,000	—
Securities Lending Reinvestment Vehicle	740,400	—	—

Total	$43,917,547	$1,300,000	$—

Derivatives Type	Level 1	Level 2	Level 3

Assets(a)
Futures Contracts	$50,025	$—	$—

STRUCTURED SMALL CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$130,075,881	$1,723	$—
Investment Company	132,721	—	—
Short-term Investments	—	3,600,000	—
Securities Lending Reinvestment Vehicle	4,641,200	—	—

Total	$134,849,802	$3,601,723	$—

Derivatives Type	Level 1	Level 2	Level 3

Assets(a)
Futures Contracts	$184,349	$—	$—

STRUCTURED U.S. EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$332,848,426	$—	$—
Short-term Investments	—	1,000,000	—
Securities Lending Reinvestment Vehicle	877,250	—	—

Total	$333,725,676	$1,000,000	$—

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivatives Type	Level 1	Level 2	Level 3

Liabilities(a)
Futures Contracts	$(20,172)	$—	$—

(a) Amount shown represents unrealized gain (loss) at period end.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and/or the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended January 31, 2012, the Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following tables set forth, by certain risk types, the gross value of these derivative contracts for trading activities as of January 31, 2012. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.
Balanced

Risk	Assets	Liabilities

Interest Rate	$95,160	$(39,943)

Credit	5,785	(2,749)

Equity	44,429	—

Currency	—	(27,528)

Total	$145,374	$(70,220)

Risk	Fund	Assets	Liabilities

Equity	Structured Large Cap Growth	$177,850	$—

Equity	Structured Large Cap Value	229,598	—

Equity	Structured Small Cap Equity	263,309	—

Equity	Structured Small Cap Growth	50,025	—

Equity	Structured Small Cap Value	184,349	—

Equity	Structured U.S. Equity	—	(20,172)

Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within realized gain (loss) on foreign currency transactions.
Forward Foreign Currency Exchange Contracts — All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis, and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk, and the overall risk at the portfolio level may be mitigated by any applicable related and offsetting transactions. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Swap Contracts — Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.
     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, GSAM considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
     The Balanced Fund may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.
Mortgage-Backed and Asset-Backed Securities — The Balanced Fund may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security through maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Balanced Fund may enter into mortgage dollar rolls (“dollar rolls”) in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund treats dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Fund will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2012, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2012, as follows:

			Collateral
	Principal	Maturity	Allocation
Fund	Amount	Value	Value

Balanced	$6,000,000	$6,000,037	$6,138,208

Structured Large Cap Growth	8,400,000	8,400,052	8,593,492

Structured Large Cap Value	9,400,000	9,400,058	9,616,527

Structured Small Cap Equity	6,200,000	6,200,039	6,342,815

Structured Small Cap Growth	1,300,000	1,300,008	1,329,945

Structured Small Cap Value	3,600,000	3,600,022	3,682,925

Structured U.S. Equity	1,000,000	1,000,006	1,023,035

REPURCHASE AGREEMENTS — At January 31, 2012, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

			Structured	Structured	Structured	Structured	Structured	Structured
	Interest		Large Cap	Large Cap	Small Cap	Small Cap	Small Cap	U.S.
Counterparty	Rate	Balanced	Growth	Value	Equity	Growth	Value	Equity

BNP Paribas Securities Co.	0.24%	$1,455,339	$2,037,475	$2,280,032	$1,503,851	$315,324	$873,204	$242,557

Credit Suisse Securities LLC	0.18	405,676	567,946	635,559	419,198	87,896	243,405	67,613

Deutsche Bank Securities, Inc.	0.20	318,719	446,207	499,327	329,343	69,056	191,232	53,119

JPMorgan Securities LLC	0.22	1,819,174	2,546,844	2,850,039	1,879,813	394,154	1,091,504	303,196

Wells Fargo Securities LLC	0.23	2,001,092	2,801,528	3,135,043	2,067,795	433,570	1,200,655	333,515

TOTAL		$6,000,000	$8,400,000	$9,400,000	$6,200,000	$1,300,000	$3,600,000	$1,000,000

At January 31, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Mortgage Corp.	3.500 to 5.000%	09/01/25 to 02/01/42

Federal National Mortgage Association	2.500 to 7.500	05/01/12 to 10/01/51

Government National Mortgage Association	4.000 to 4.500	11/15/41 to 01/15/42

U.S. Treasury Notes	0.250 to 4.875	02/29/12 to 11/15/21

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     Effective December 29, 2010, the Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund. Prior to December 29, 2010, the Funds invested the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, was exempt from registration under Section 3(c)(7) of the Act and managed by GSAM, for which GSAM may have received an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invested primarily in short-term investments, but was not a “money market fund” subject to the requirements of Rule 2a-7 of the Act.
     Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.
Structured Notes — The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Fluctuations in value are recorded as unrealized gain or loss. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. On the termination date, the Fund will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss. Structured notes are subject to various risks including credit, issuer and interest rate risks.
Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
The Funds’ risks include, but are not limited to, the following:
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 29, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	March 29, 2012

* Print the name and title of each signing officer under his or her signature.